================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08850

                                ICAP FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007  - December 31, 2007

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY ICAP EQUITY FUND
                    MAINSTAY ICAP SELECT EQUITY FUND
                    MAINSTAY ICAP INTERNATIONAL FUND

                    Message from the President
                    and
                    Annual Report
                    December 31, 2007

MESSAGE FROM
THE PRESIDENT

The stock market generally advanced in 2007, but not without starts and stops along the way. In February, Asian stock markets dipped, creating concerns about the sustainability of emerging-market growth. Stock markets around the world followed suit but later recovered on positive corporate earnings reports.

As the year progressed, mortgage holders began to experience the effects of higher interest rates. As low teaser rates on adjustable-rate mortgages began to expire, many homeowners faced higher mortgage payments than they could afford. Delinquencies rose, particularly among subprime mortgages.

To maintain orderly markets, the Federal Open Market Committee lowered the discount rate, or the rate eligible depository institutions pay to borrow from the Federal Reserve. Later the Federal Open Market Committee reduced the federal funds target rate three times, bringing it from 5.25% at the beginning of 2007 to 4.25% at year-end.

These moves helped relieve some of the pressure, but the subprime-mortgage market--and several financial firms that participated in it--faced substantial losses. A weaker housing market, tighter credit and reduced spending all took their toll on consumer discretionary stocks, especially home-improvement retailers.

During 2007, large-cap stocks outperformed smaller-capitalization names and growth stocks outperformed value equities at all capitalization levels. These market preferences reversed long-standing trends and underscored the value of diversification across various capitalizations and investment styles. International stocks were also strong in 2007. Of course, past performance is no guarantee of future results.

Rising credit concerns resulted in a "flight to quality," or a general movement toward lower-risk securities. U.S. Treasurys were particularly strong, and other high-grade bond sectors also advanced.

At MainStay Funds, we try to make the most of changing markets and shifting economic conditions. Our portfolio managers rely on time-tested investment principles and seek to apply them consistently over time. With the objectives and investment strategies of their respective Funds in mind, they seek to optimize performance across a wide range of economic and market environments.

The reports that follow provide additional details on the market events and portfolio management decisions that affected your MainStay ICAP Fund(s) during 2007. Wherever your investment journey may lead you, we hope to be with you every step of the way.

Sincerely,


/s/ CHRISTOPHER O. BLUNT


Stephen P. Fisher

President

                         Not part of the Annual Report

(MAINSTAY INVESTMENTS LOGO)

                    MAINSTAY ICAP EQUITY FUND
                    MAINSTAY ICAP SELECT EQUITY FUND
                    MAINSTAY ICAP INTERNATIONAL FUND

                    MainStay Funds

                    Annual Report
                    December 31, 2007

TABLE OF CONTENTS


Annual Report
--------------------------------------------------------------------------------

MainStay ICAP Equity Fund                                                      5
--------------------------------------------------------------------------------


MainStay ICAP Select Equity Fund                                              16
--------------------------------------------------------------------------------


MainStay ICAP International Fund                                              28
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 40
--------------------------------------------------------------------------------

Report of Independent
Registered Public Accounting Firm                                             51
--------------------------------------------------------------------------------

Federal Income Tax Information                                                52
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures and Proxy Voting Record                  52
--------------------------------------------------------------------------------

Shareholder Reports and Quarterly Portfolio Disclosure                        52
--------------------------------------------------------------------------------

Directors and Officers                                                        53

MAINSTAY ICAP EQUITY FUND

INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges       -0.04%  13.60%  6.93%
Excluding sales charges   5.78   14.89   7.54

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS A                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                   9450                       10000                       10000
                                                          10503                       12858                       11467
                                                          12183                       15563                       12927
                                                          13107                       14146                       13713
                                                          12995                       12465                       12107
                                                           9766                        9710                        9582
                                                          12549                       12495                       12629
                                                          13936                       13855                       14612
                                                          15418                       14536                       15463
                                                          18478                       16832                       18679
12/31/07                                                  19547                       17756                       19051

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
With sales charges       4.07%  14.03%  6.74%
Excluding sales charges  4.99   14.03   6.74

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS C                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11031                       12858                       11467
                                                          12700                       15563                       12927
                                                          13561                       14146                       13713
                                                          13345                       12465                       12107
                                                           9953                        9710                        9582
                                                          12695                       12495                       12629
                                                          13993                       13855                       14612
                                                          15365                       14536                       15463
                                                          18281                       16832                       18679
12/31/07                                                  19194                       17756                       19051

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.20%  15.21%  7.83%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS I                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11142                       12858                       11467
                                                          12956                       15563                       12927
                                                          13975                       14146                       13713
                                                          13890                       12465                       12107
                                                          10464                        9710                        9582
                                                          13480                       12495                       12629
                                                          15008                       13855                       14612
                                                          16645                       14536                       15463
                                                          20002                       16832                       18679
12/31/07                                                  21242                       17756                       19051

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The expense limitation will continue through May 1, 2009. There is no guarantee that it will continue after that date. Effective 8/31/06, ICAP Equity Fund was renamed MainStay ICAP Equity Fund. At that time, the Fund's existing no-load shares were redesignated Class I shares. Performance for Class A, C, R1, R2 and R3 shares, first offered 9/1/06, includes

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                     www.mainstayfunds.com     5

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.10%  15.11%  7.72%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R1                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11131                       12858                       11467
                                                          12930                       15563                       12927
                                                          13933                       14146                       13713
                                                          13834                       12465                       12107
                                                          10412                        9710                        9582
                                                          13400                       12495                       12629
                                                          14903                       13855                       14612
                                                          16513                       14536                       15463
                                                          19831                       16832                       18679
12/31/07                                                  21042                       17756                       19051


CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         5.82%  14.82%  7.45%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R2                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11103                       12858                       11467
                                                          12866                       15563                       12927
                                                          13829                       14146                       13713
                                                          13696                       12465                       12107
                                                          10282                        9710                        9582
                                                          13200                       12495                       12629
                                                          14644                       13855                       14612
                                                          16186                       14536                       15463
                                                          19390                       16832                       18679
12/31/07                                                  20519                       17756                       19051


CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         5.55%  14.53%  7.18%


(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R3                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11075                       12858                       11467
                                                          12802                       15563                       12927
                                                          13725                       14146                       13713
                                                          13560                       12465                       12107
                                                          10155                        9710                        9582
                                                          13004                       12495                       12629
                                                          14390                       13855                       14612
                                                          15865                       14536                       15463
                                                          18959                       16832                       18679
12/31/07                                                  20010                       17756                       19051



                                       ONE    FIVE     TEN
BENCHMARK PERFORMANCE                  YEAR   YEARS   YEARS
-----------------------------------------------------------

S&P 500(R) Index(1)                    5.49%  12.83%  5.91%
S&P 500/Citigroup Value Index(2)       1.99   14.73   6.66
Average Lipper large-cap value
  fund(3)                              2.25   13.09   6.24

the historical performance of Class I shares from inception (12/31/94) through 8/30/06 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
2. The S&P 500/Citigroup Value Index is an unmanaged index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500(R) Index. On a growth-value spectrum, stocks in the S&P 500/Citigroup Value Index have been identified as falling either wholly or partially within the value half of the spectrum, based on multiple factors. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 6   MainStay ICAP Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2007, to December 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2007, to December 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended December 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            7/1/07            12/31/07          PERIOD(1)           12/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $981.30             $5.89            $1,019.10             $6.01
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $977.65             $9.62            $1,015.35             $9.80
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $983.40             $4.00            $1,021.00             $4.08
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00          $983.20             $4.50            $1,020.50             $4.58
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00          $981.85             $5.74            $1,019.25             $5.85
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00          $980.60             $6.99            $1,018.00             $7.12
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's net annualized expense ratio of each class (1.18% for Class A, 1.93% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).

                                                     www.mainstayfunds.com     7

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                                                                  SHORT-TERM INVESTMENT
                                                               (COLLATERAL FROM SECURITIES      LIABILITIES IN EXCESS OF CASH AND
COMMON STOCKS                                                        LENDING IS 3.5%)                     OTHER ASSETS
-------------                                                  ---------------------------      ---------------------------------
99.8                                                                       3.50                               (3.30)

See Portfolio of Investments on page 10 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  AT&T, Inc.
 2.  Total S.A., Sponsored ADR
 3.  JPMorgan Chase & Co.
 4.  General Electric Co.
 5.  Merck & Co., Inc.
 6.  Procter & Gamble Co. (The)
 7.  Novartis A.G., ADR
 8.  Bank of New York Mellon Corp. (The)
 9.  Viacom, Inc., Class B
10.  PepsiCo, Inc.

 8   MainStay ICAP Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP).

HOW DID MAINSTAY ICAP EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12 MONTHS ENDED DECEMBER 31, 2007?

Excluding all sales charges, MainStay ICAP Equity Fund returned 5.78% for Class A shares and 4.99% for Class C shares for the 12 months ended December 31, 2007. Over the same period, Class I shares returned 6.20%, Class R1 shares returned 6.10%, Class R2 shares returned 5.82% and Class R3 shares returned 5.55%. All share classes outperformed the 2.25% return of the average Lipper(1) large-cap value fund for the 12 months ended December 31, 2007. With the exception of Class C shares, all share classes outperformed the 5.49% return of the S&P 500(R) Index,(2) the Fund's broad-based securities-market index, for the 12 months ended December 31, 2007. See page 5 for Fund returns with sales charges.

WHAT ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE IN 2007?

The Fund's performance relative to its peers and its benchmark was due to superior stock selection. Sector weightings had a neutral impact on the Fund's relative results.

WHICH SECTORS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S PERFORMANCE IN 2007 AND WHICH SECTORS DETRACTED FROM PERFORMANCE?

On an absolute basis, energy, consumer staples and materials were the sectors that made the greatest positive contributions to the Fund's performance during 2007. Sectors that detracted from the Fund's performance included financials and consumer discretionary.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE IN 2007 AND WHICH STOCKS DETRACTED THE MOST?

During 2007, Occidental Petroleum, Rio Tinto PLC and Hess were the strongest positive contributors to the Fund's absolute performance. Citigroup, Capital One Financial and American International Group were the Fund's greatest detractors.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING 2007?

During the year, the Fund added Merck & Co. to take advantage of the company's cost cutting, new products and earnings-growth potential. We also added a Fund position in Coca-Cola on the belief that new management would resolve several issues that have plagued the company in recent years, including strained relations with some of the company's bottlers.

Among the stocks we eliminated from the Fund in 2007 were Citigroup and Office Depot, both because the companies no longer exhibited the catalysts required by our investment approach. We also sold the Fund's entire position in Rio Tinto PLC when the stock reached our target price.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING 2007?

Relative to the S&P 500(R) Index, the Fund increased its weightings in health care and telecommunication services in 2007. Over the same period, the Fund decreased its exposure in utilities, energy and consumer discretionary.

HOW WAS THE FUND POSITIONED AT THE END OF 2007?

As of December 31, 2007, the sectors in which the Fund was most significantly overweight relative to the S&P 500(R) Index were financials and telecommunication services. As of the same date, the sectors in which the Fund was most significantly underweight relative to the Index were information technology, utilities and consumer discretionary.


The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Investments in foreign companies, in the form of depository receipts such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.
1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the S&P 500(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                     www.mainstayfunds.com     9

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2007


                                                          SHARES            VALUE
COMMON STOCKS (99.8%)+
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (5.0%)
InterContinental Hotels
 Group PLC, ADR (a)                                      381,689   $    6,641,389
Target Corp.                                             291,196       14,559,800
V  Viacom, Inc. Class B (b)                              773,941       33,991,489
                                                                   --------------
                                                                       55,192,678
                                                                   --------------
CONSUMER STAPLES (11.8%)
Coca-Cola Co. (The)                                      430,606       26,426,290
CVS Caremark Corp.                                       806,300       32,050,425
V  PepsiCo, Inc.                                         440,438       33,429,244
V  Procter & Gamble Co. (The)                            525,114       38,553,870
                                                                   --------------
                                                                      130,459,829
                                                                   --------------
ENERGY (13.5%)
ExxonMobil Corp.                                         338,962       31,757,350
Hess Corp.                                               113,128       11,410,090
Occidental Petroleum Corp.                               428,462       32,987,289
V  Total S.A., Sponsored ADR (a)                         572,391       47,279,497
XTO Energy, Inc.                                         498,422       25,598,954
                                                                   --------------
                                                                      149,033,180
                                                                   --------------
FINANCIALS (22.9%)
ACE, Ltd.                                                365,850       22,602,213
American International Group, Inc.                       530,111       30,905,471
Bank of America Corp.                                    679,378       28,031,136
V  Bank of New York Mellon Corp. (The)                   726,805       35,439,012
Capital One Financial Corp.                              360,895       17,055,898
Host Hotels & Resorts, Inc. (c)                          958,107       16,326,143
V  JPMorgan Chase & Co.                                1,082,566       47,254,006
Morgan Stanley                                           420,371       22,325,904
Wells Fargo & Co.                                      1,077,583       32,532,231
                                                                   --------------
                                                                      252,472,014
                                                                   --------------
HEALTH CARE (13.4%)
Bristol-Myers Squibb Co.                                 637,069       16,895,070
Covidien, Ltd.                                           434,800       19,257,292
V  Merck & Co., Inc.                                     699,308       40,636,788
V  Novartis A.G., ADR (a)                                666,921       36,220,480
Schering-Plough Corp.                                    127,400        3,393,936
Wyeth                                                    712,050       31,465,490
                                                                   --------------
                                                                      147,869,056
                                                                   --------------
INDUSTRIALS (11.4%)
V  General Electric Co.                                1,112,412       41,237,113
Honeywell International, Inc.                            380,718       23,440,807
Masco Corp.                                              815,827       17,630,021
Norfolk Southern Corp.                                   462,913       23,349,332
Textron, Inc.                                            272,666       19,441,086
                                                                   --------------
                                                                      125,098,359
                                                                   --------------


                                                          SHARES            VALUE
INFORMATION TECHNOLOGY (9.7%)
Cisco Systems, Inc. (b)                                  982,979   $   26,609,242
Hewlett-Packard Co.                                      228,959       11,557,850
Motorola, Inc.                                         1,532,976       24,588,935
Texas Instruments, Inc.                                  774,968       25,883,931
Tyco Electronics, Ltd.                                   505,200       18,758,076
                                                                   --------------
                                                                      107,398,034
                                                                   --------------
MATERIALS (5.0%)
E.I. du Pont de Nemours & Co.                            734,121       32,367,395
International Paper Co. (c)                              704,232       22,803,032
                                                                   --------------
                                                                       55,170,427
                                                                   --------------
TELECOMMUNICATION SERVICES (7.1%)
V  AT&T, Inc.                                          1,147,159       47,675,926
Vodafone Group PLC, ADR (a)                              818,750       30,555,750
                                                                   --------------
                                                                       78,231,676
                                                                   --------------
Total Common Stocks
 (Cost $964,756,603)                                                1,100,925,253
                                                                   --------------
SHORT-TERM INVESTMENT (3.5%)
---------------------------------------------------------------------------------
INVESTMENT COMPANY (3.5%)
State Street Navigator Securities
 Lending Prime Portfolio (d)                          38,578,994       38,578,994
                                                                   --------------
Total Short-Term Investment
 (Cost $38,578,994)                                                    38,578,994
                                                                   --------------
Total Investments
 (Cost $1,003,335,597) (e)                                 103.3%   1,139,504,247
Liabilities in Excess of
 Cash and Other Assets                                      (3.3)     (36,018,990)
                                                    ------------   --------------
Net Assets                                                 100.0%  $1,103,485,257
                                                    ============   ==============

(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c) Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $36,438,249; cash collateral of $38,578,994 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) At December 31, 2007, cost is $1,004,761,826 for federal income tax purposes and net unrealized appreciation is as follows:

     Gross unrealized appreciation                  $175,019,551
     Gross unrealized depreciation                   (40,277,130)
                                                    ------------
     Net unrealized appreciation                    $134,742,421
                                                    ============

 10   MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2007

ASSETS:
Investment in securities, at value (identified cost
  $1,003,335,597) including $36,438,249
  market value of securities loaned                                     $1,139,504,247
Receivables:
  Investment securities sold                                                 5,448,353
  Fund shares sold                                                           2,420,107
  Dividends and interest                                                     2,133,179
Other assets                                                                    35,309
                                                                        --------------
    Total assets                                                         1,149,541,195
                                                                        --------------
LIABILITIES:
Securities lending collateral                                               38,578,994
Payables:
  Due to custodian                                                           3,293,660
  Investment securities purchased                                            2,596,893
  Manager (See Note 3)                                                         584,735
  Fund shares redeemed                                                         519,699
  Transfer agent (See Note 3)                                                  366,034
  Professional fees                                                             61,586
  NYLIFE Distributors (See Note 3)                                              18,668
  Custodian                                                                     14,257
  Directors                                                                      3,095
Accrued expenses                                                                18,317
                                                                        --------------
    Total liabilities                                                       46,055,938
                                                                        --------------
Net assets                                                              $1,103,485,257
                                                                        ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share) 100 million shares
  authorized                                                            $      265,470
Additional paid-in capital                                                 963,468,386
                                                                        --------------
                                                                           963,733,856
Accumulated undistributed net investment income                                352,123
Accumulated undistributed net realized gain on investments                   3,230,628
Net unrealized appreciation on investments                                 136,168,650
                                                                        --------------
Net assets                                                              $1,103,485,257
                                                                        ==============
CLASS A
Net assets applicable to outstanding shares                             $   51,348,831
                                                                        ==============
Shares of capital stock outstanding                                          1,236,288
                                                                        ==============
Net asset value per share outstanding                                   $        41.53
Maximum sales charge (5.50% of offering price)                                    2.42
                                                                        --------------
Maximum offering price per share outstanding                            $        43.95
                                                                        ==============
CLASS C
Net assets applicable to outstanding shares                             $    8,606,020
                                                                        ==============
Shares of capital stock outstanding                                            207,708
                                                                        ==============
Net asset value and offering price per share outstanding                $        41.43
                                                                        ==============
CLASS I
Net assets applicable to outstanding shares                             $1,041,209,792
                                                                        ==============
Shares of capital stock outstanding                                         25,047,179
                                                                        ==============
Net asset value and offering price per share outstanding                $        41.57
                                                                        ==============
CLASS R1
Net assets applicable to outstanding shares                             $    1,097,019
                                                                        ==============
Shares of capital stock outstanding                                             26,380
                                                                        ==============
Net asset value and offering price per share outstanding                $        41.59
                                                                        ==============
CLASS R2
Net assets applicable to outstanding shares                             $    1,156,263
                                                                        ==============
Shares of capital stock outstanding                                             27,836
                                                                        ==============
Net asset value and offering price per share outstanding                $        41.54
                                                                        ==============
CLASS R3
Net assets applicable to outstanding shares                             $       67,332
                                                                        ==============
Shares of capital stock outstanding                                              1,622
                                                                        ==============
Net asset value and offering price per share outstanding                $        41.52*
                                                                        ==============

* Difference in NAV recalculation and NAV stated above is caused by rounding differences.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    11

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                 $ 25,700,857
  Interest                                           758,689
  Income from securities loaned--net                 156,053
                                                -------------
    Total income                                  26,615,599
                                                -------------
EXPENSES:
  Manager (See Note 3)                             8,760,370
  Transfer agent--Class A and Class C
    (See Note 3)                                      92,138
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                     734,423
  Professional fees                                  201,287
  Registration                                       118,013
  Distribution/Service--Class A (See Note 3)          76,950
  Service--Class C (See Note 3)                       13,446
  Distribution/Service--Class R2 (See Note 3)          2,973
  Distribution/Service--Class R3 (See Note 3)            220
  Shareholder communication                           61,966
  Directors                                           56,449
  Distribution--Class C (See Note 3)                  40,339
  Custodian                                           40,245
  Shareholder service--Class R1 (See Note 3)             235
  Shareholder service--Class R2 (See Note 3)           1,189
  Shareholder service--Class R3 (See Note 3)              44
  Miscellaneous                                       66,025
                                                -------------
    Total expenses before reimbursement           10,266,312
  Expense reimbursement from Manager
    (See Note 3)                                  (1,327,071)
                                                -------------
    Net expenses                                   8,939,241
                                                -------------
Net investment income                             17,676,358
                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                 130,647,010
Net change in unrealized appreciation on
  investments                                    (84,035,614)
                                                -------------
Net realized and unrealized gain on
  investments                                     46,611,396
                                                -------------
Net increase in net assets resulting from
  operations                                    $ 64,287,754
                                                =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $188,570.

 12   MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND DECEMBER 31, 2006

                                               2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $   17,676,358   $  12,660,103
 Net realized gain on investments       130,647,010      78,166,968
 Net change in unrealized
  appreciation on investments           (84,035,614)     75,705,157
                                     ------------------------------
 Net increase in net assets
  resulting from operations              64,287,754     166,532,228
                                     ------------------------------
Dividends and distributions to shareholders:
 From net investment income:
   Class A                                 (403,116)        (24,349)
   Class C                                  (33,547)         (4,781)
   Class I                              (16,899,113)    (12,653,726)
   Class R1                                  (4,949)           (224)
   Class R2                                 (15,466)         (4,448)
   Class R3                                    (457)           (155)
                                     ------------------------------
                                        (17,356,648)    (12,687,683)
                                     ------------------------------
 From net realized gain on investments:
   Class A                               (6,015,521)       (480,229)
   Class C                                 (982,158)       (144,500)
   Class I                             (121,956,541)    (77,462,516)
   Class R1                                (126,102)         (2,759)
   Class R2                                (133,306)        (89,065)
   Class R3                                  (7,421)         (2,090)
                                     ------------------------------
                                       (129,221,049)    (78,181,159)
                                     ------------------------------
 Total dividends and distributions
  to shareholders                      (146,577,697)    (90,868,842)
                                     ------------------------------

                                               2007            2006

Capital share transactions:
 Net proceeds from sale of shares    $  299,864,126   $ 244,379,525
 Net asset value of shares issued
  in connection with acquisition of
  MainStay All Cap Value Fund           167,086,789              --
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions        145,348,406      90,255,916
 Cost of shares redeemed               (419,015,369)   (217,818,435)
                                     ------------------------------
   Increase in net assets derived
     from capital share
     transactions                       193,283,952     116,817,006
                                     ------------------------------
   Net increase in net assets           110,994,009     192,480,392

NET ASSETS:
Beginning of year                       992,491,248     800,010,856
                                     ------------------------------
End of year                          $1,103,485,257   $ 992,491,248
                                     ==============================
Accumulated undistributed net
 investment income at end of year    $      352,123   $      32,413
                                     ==============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    13

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                       CLASS A                             CLASS C
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period        $ 45.01            $44.82            $44.96            $44.82
                                            ------------      ------------      ------------      ------------
Net investment income                            0.66              0.20 (b)          0.34              0.08 (b)
Net realized and unrealized gain on
  investments                                    1.88              4.02              1.85              4.03
                                            ------------      ------------      ------------      ------------
Total from investment operations                 2.54              4.22              2.19              4.11
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                    (0.61)            (0.30)            (0.31)            (0.24)
  From net realized gain on investments         (5.41)            (3.73)            (5.41)            (3.73)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions               (6.02)            (4.03)            (5.72)            (3.97)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period              $ 41.53            $45.01            $41.43            $44.96
                                            ============      ============      ============      ============
Total investment return (c)                      5.78%             9.55%(d)          4.99%             9.30%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.22%             1.28%+            0.49%             0.54%+
  Net expenses                                   1.18%             1.30%+            1.93%             2.05%+
  Expenses (before waiver/reimbursement)         1.36%             1.39%+            2.11%             2.14%+
Portfolio turnover rate                            71%               80%               71%               80%
Net assets at end of period (in 000's)        $51,349            $6,798            $8,606            $1,922

                                                       CLASS R1                            CLASS R2
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period         $45.00            $44.82            $45.02            $44.82
                                            ------------      ------------      ------------      ------------
Net investment income                            0.77              0.22 (b)          0.63              0.12 (b)
Net realized and unrealized gain on
  investments                                    1.94              4.03              1.92              4.13
                                            ------------      ------------      ------------      ------------
Total from investment operations                 2.71              4.25              2.55              4.25
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                    (0.71)            (0.34)            (0.62)            (0.32)
  From net realized gain on investments         (5.41)            (3.73)            (5.41)            (3.73)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions               (6.12)            (4.07)            (6.03)            (4.05)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period               $41.59            $45.00            $41.54            $45.02
                                            ============      ============      ============      ============
Total investment return (c)                      6.10%             9.67%(d)          5.82%             9.58%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.72%             1.38%+            1.29%             0.77%+
  Net expenses                                   0.90%             0.90%+            1.15%             1.15%+
  Expenses (before waiver/reimbursement)         1.02%             0.99%+            1.27%             1.24%+
Portfolio turnover rate                            71%               80%               71%               80%
Net assets at end of period (in 000's)         $1,097            $   40            $1,156            $1,161

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is calculated exclusive of sales charges. Class I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(d)  Total return is not annualized.
+    Annualized.

 14   MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                 CLASS I
-------------------------------------------------------------------------
                           YEAR ENDED DECEMBER 31,
        2007           2006          2005          2004           2003
     $    45.03      $  41.17      $  44.01      $  40.89      $    32.07
     ----------      --------      --------      --------      ----------
           0.77          0.63 (b)      0.65          0.72            0.37
           1.94          7.59          4.17          3.88            8.82
     ----------      --------      --------      --------      ----------
           2.71          8.22          4.82          4.60            9.19
     ----------      --------      --------      --------      ----------
          (0.76)        (0.63)        (0.64)        (0.72)          (0.37)
          (5.41)        (3.73)        (7.02)        (0.76)             --
     ----------      --------      --------      --------      ----------
          (6.17)        (4.36)        (7.66)        (1.48)          (0.37)
     ----------      --------      --------      --------      ----------
     $    41.57      $  45.03      $  41.17      $  44.01      $    40.89
     ==========      ========      ========      ========      ==========
           6.20%        20.17%        10.91%        11.33%          28.83%
           1.63%         1.42%         1.37%         1.63%           1.03%
           0.80%         0.80%         0.80%         0.80%           0.80%
           0.92%         0.88%         0.88%         0.87%           0.87%
             71%           80%           86%           74%             97%
     $1,041,210      $982,543      $800,011      $943,964      $1,079,900

             CLASS R3
-----------------------------------
                       SEPTEMBER 1,
        YEAR             2006(A)
       ENDED             THROUGH
    DECEMBER 31,       DECEMBER 31,
        2007               2006
       $45.00             $44.82
    ------------       ------------
         0.57               0.13 (b)
         1.86               4.06
    ------------       ------------
         2.43               4.19
    ------------       ------------
        (0.50)             (0.28)
        (5.41)             (3.73)
    ------------       ------------
        (5.91)             (4.01)
    ------------       ------------
       $41.52             $45.00
    ============       ============
         5.55%              9.49%(d)
         0.98%              0.86%+
         1.40%              1.40%+
         1.52%              1.49%+
           71%                80%
       $   67             $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    15

MAINSTAY ICAP SELECT EQUITY FUND
INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
With sales charges       0.76%  16.87%   9.89%
Excluding sales charges  6.62   18.20   10.51

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS A                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                   9450                       10000                       10000
                                                          10871                       12858                       11467
                                                          13790                       15563                       12927
                                                          15061                       14146                       13713
                                                          14784                       12465                       12107
                                                          11129                        9710                        9582
                                                          15617                       12495                       12629
                                                          18379                       13855                       14612
                                                          20024                       14536                       15463
                                                          24084                       16832                       18679
12/31/07                                                  25678                       17756                       19051

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
With sales charges       4.90%  17.32%  9.69%
Excluding sales charges  5.83   17.32   9.69

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                             Class C                  S&P 500 Index
12/31/97                                                       10000                          10000
                                                               11418                          12858
                                                               14376                          15563
                                                               15583                          14146
                                                               15182                          12465
                                                               11343                           9710
                                                               15799                          12495
                                                               18454                          13855
                                                               19955                          14536
                                                               23826                          16832
12/31/07                                                       25216                          17756

                                                    S&P 500/Citigroup Value Index
12/31/97                                                                    10000
                                                                            11467
                                                                            12927
                                                                            13713
                                                                            12107
                                                                             9582
                                                                            12629
                                                                            14612
                                                                            15463
                                                                            18679
12/31/07                                                                    19051

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.95%  18.51%  10.80%

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                         CLASS I                  S&P 500 INDEX                   INDEX
                                                         -------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11533                       12858                       11467
                                                          14666                       15563                       12927
                                                          16058                       14146                       13713
                                                          15802                       12465                       12107
                                                          11925                        9710                        9582
                                                          16776                       12495                       12629
                                                          19793                       13855                       14612
                                                          21618                       14536                       15463
                                                          26070                       16832                       18679
12/31/07                                                  27881                       17756                       19051

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The expense limitation will continue through May 1, 2009. There is no guarantee that it will continue after that date. Effective 8/31/06, ICAP Select Equity Fund was renamed MainStay ICAP Select Equity Fund. At that time, the Fund's existing no-load shares were redesignated Class I shares. Performance for Class A, C, R1, R2 and R3 shares, first offered

THE DISCLOSURE AND FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 16   MainStay ICAP Select Equity Fund

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.87%  18.41%  10.69%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R1                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11521                       12858                       11467
                                                          14637                       15563                       12927
                                                          16010                       14146                       13713
                                                          15739                       12465                       12107
                                                          11866                        9710                        9582
                                                          16676                       12495                       12629
                                                          19654                       13855                       14612
                                                          21445                       14536                       15463
                                                          25843                       16832                       18679
12/31/07                                                  27618                       17756                       19051

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.56%  18.10%  10.41%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R2                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11493                       12858                       11467
                                                          14564                       15563                       12927
                                                          15890                       14146                       13713
                                                          15582                       12465                       12107
                                                          11718                        9710                        9582
                                                          16428                       12495                       12629
                                                          19313                       13855                       14612
                                                          21020                       14536                       15463
                                                          25267                       16832                       18679
12/31/07                                                  26926                       17756                       19051

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL           ONE    FIVE     TEN
TOTAL RETURNS            YEAR   YEARS   YEARS
---------------------------------------------
                         6.30%  17.81%  10.14%

(PERFORMANCE GRAPH)

                                                                                                         S&P 500/CITIGROUP VALUE
                                                        CLASS R3                  S&P 500 INDEX                   INDEX
                                                        --------                  -------------          -----------------------
12/31/97                                                  10000                       10000                       10000
                                                          11464                       12858                       11467
                                                          14491                       15563                       12927
                                                          15771                       14146                       13713
                                                          15427                       12465                       12107
                                                          11573                        9710                        9582
                                                          16183                       12495                       12629
                                                          18978                       13855                       14612
                                                          20604                       14536                       15463
                                                          24708                       16832                       18679
12/31/07                                                  26264                       17756                       19051

                                                         ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    YEAR   YEARS    YEARS
------------------------------------------------------------------------------

S&P 500(R) Index(1)                                      5.49%  12.83%   5.91%
S&P 500/Citigroup Value Index(2)                         1.99   14.73    6.66
Average Lipper large-cap value fund(3)                   2.25   13.09    6.24

9/1/06, includes the historical performance of Class I shares from inception 12/31/97 through 8/30/06 adjusted to reflect the applicable sales charge (or
CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities-market index for comparison purposes. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
2. The S&P 500/Citigroup Value Index is an unmanaged index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500(R) Index. On a growth-value spectrum, stocks in the S&P 500/Citigroup Value Index have been identified as falling either wholly or partially within the value half of the spectrum, based on multiple factors. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     17

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP SELECT EQUITY FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2007, to December 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2007, to December 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended December 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            7/1/07            12/31/07          PERIOD(1)           12/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $972.25             $5.72            $1,019.25             $5.85
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $968.60             $9.43            $1,015.50             $9.65
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $974.20             $3.98            $1,021.00             $4.08
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00          $973.80             $4.48            $1,020.50             $4.58
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00          $972.45             $5.72            $1,019.25             $5.85
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00          $971.20             $6.96            $1,018.00             $7.12
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's net annualized expense ratio of each class (1.15% for Class A, 1.90% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).

 18   MainStay ICAP Select Equity Fund

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    97.8
Cash and Other Assets, Less Liabilities                                           1.6
Short-Term Investment (collateral from securities lending is                      0.6
  0.6%)

See Portfolio of Investments on page 21 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Novartis A.G., ADR
 2.  General Electric Co.
 3.  Procter & Gamble Co. (The)
 4.  AT&T, Inc.
 5.  Merck & Co., Inc.
 6.  JPMorgan Chase & Co.
 7.  Occidental Petroleum Corp.
 8.  Cisco Systems, Inc.
 9.  Wyeth
10.  Total S.A., Sponsored ADR

                                                    www.mainstayfunds.com     19

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP).

HOW DID MAINSTAY ICAP SELECT EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12 MONTHS ENDED DECEMBER 31, 2007?

Excluding all sales charges, MainStay ICAP Select Equity Fund returned 6.62% for Class A shares and 5.83% for Class C shares for the 12 months ended December 31, 2007. Over the same period, Class I shares returned 6.95%, Class R1 shares returned 6.87%, Class R2 shares returned 6.56% and Class R3 shares returned 6.30%. All share classes outperformed the 2.25% return of the average Lipper(1) large-cap value fund and the 5.49% return of the S&P 500(R) Index(2) for the 12 months ended December 31, 2007. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 16 for Fund returns with sales charges.

WHAT FACTORS ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE IN 2007?

The Fund's performance relative to its peers and its benchmark was principally due to favorable sector weightings, but positive contributions also came from superior stock selection.

WHICH SECTORS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S PERFORMANCE DURING 2007 AND WHICH SECTORS DETRACTED THE MOST?

On an absolute basis, energy, consumer staples and industrials were the sectors that provided the greatest positive contributions to the Fund's performance in 2007. Sectors that detracted from the Fund's performance included financials and consumer discretionary.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Occidental Petroleum, Textron and Hess were the strongest positive contributors to the Fund's absolute performance, while Citigroup, Office Depot and Capital One Financial detracted the most.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING 2007?

During the year, the Fund added Merck & Co. to benefit from its new product profile, and Occidental Petroleum to take advantage of strong industry pricing. We believed that new product growth and cost-cutting measures at Merck & Co. presented an attractive opportunity. In our opinion, Occidental Petroleum also presented favorable potential for earnings growth over time based on our forecast of oil prices. Among the stocks eliminated from the Fund during the year were Citigroup and Office Depot, both because the companies no longer exhibited the catalysts required under our investment approach.

WERE THERE ANY SIGNIFICANT SECTOR-WEIGHTING CHANGES DURING 2007?

Relative to the S&P 500(R) Index, the Fund increased its weightings in telecommunication services, health care and information technology in 2007. Over the same period, the Fund decreased its exposure in the utilities, energy and financials sectors.

HOW WAS THE FUND POSITIONED AT THE END OF 2007?

As of December 31, 2007, the sectors in which the Fund was most significantly overweight relative to the S&P 500(R) Index were health care and telecommunication services. As of the same date, the sectors in which the Fund was most significantly underweight relative to the Index were consumer discretionary and information technology.


The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Investments in foreign companies, in the form of depository receipts such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations and the potential for political and economic instability.
1. See footnote on page 17 for more information on Lipper Inc.
2. See footnote on page 17 for more information on the S&P 500(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 20   MainStay ICAP Select Equity Fund

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2007


                                                         SHARES            VALUE
COMMON STOCKS (97.8%)+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (4.1%)
InterContinental Hotels Group PLC, ADR (a)            1,856,112   $   32,296,349
Target Corp.                                          1,055,100       52,755,000
                                                                  --------------
                                                                      85,051,349
                                                                  --------------
CONSUMER STAPLES (11.7%)
Coca-Cola Co. (The)                                   1,063,500       65,266,995
CVS Caremark Corp.                                    1,931,150       76,763,213
V  Procter & Gamble Co. (The)                         1,399,400      102,743,948
                                                                  --------------
                                                                     244,774,156
                                                                  --------------
ENERGY (11.1%)
V  Occidental Petroleum Corp.                         1,146,182       88,244,552
V  Total S.A., Sponsored ADR (a)                        999,150       82,529,790
XTO Energy, Inc.                                      1,192,077       61,225,075
                                                                  --------------
                                                                     231,999,417
                                                                  --------------
FINANCIALS (15.4%)
ACE, Ltd.                                               227,000       14,024,060
American International Group, Inc.                    1,251,050       72,936,215
Capital One Financial Corp. (b)                         780,800       36,900,608
V  JPMorgan Chase & Co.                               2,138,250       93,334,613
Morgan Stanley                                          872,950       46,362,375
Wells Fargo & Co.                                     1,915,250       57,821,398
                                                                  --------------
                                                                     321,379,269
                                                                  --------------
HEALTH CARE (16.9%)
Bristol-Myers Squibb Co.                              1,596,450       42,337,854
V  Merck & Co., Inc.                                  1,735,200      100,832,472
V  Novartis A.G., ADR (a)                             2,079,400      112,932,214
Schering-Plough Corp.                                   436,700       11,633,688
V  Wyeth                                              1,908,700       84,345,453
                                                                  --------------
                                                                     352,081,681
                                                                  --------------
INDUSTRIALS (13.4%)
V  General Electric Co.                               2,863,100      106,135,117
Masco Corp.                                           1,600,850       34,594,369
Norfolk Southern Corp.                                1,617,650       81,594,266
Textron, Inc.                                           789,250       56,273,525
                                                                  --------------
                                                                     278,597,277
                                                                  --------------
INFORMATION TECHNOLOGY (12.7%)
V  Cisco Systems, Inc. (c)                            3,187,750       86,292,393
Motorola, Inc.                                        3,856,650       61,860,666
Texas Instruments, Inc.                               2,210,950       73,845,730
Tyco Electronics, Ltd.                                1,153,050       42,812,747
                                                                  --------------
                                                                     264,811,536
                                                                  --------------


                                                         SHARES            VALUE
MATERIALS (3.9%)
E.I. du Pont de Nemours & Co.                         1,863,900   $   82,179,351
                                                                  --------------

TELECOMMUNICATION SERVICES (8.6%)
V  AT&T, Inc.                                         2,446,050      101,657,834
Vodafone Group PLC, ADR (a)                           2,051,450       76,560,114
                                                                  --------------
                                                                     178,217,948
                                                                  --------------
Total Common Stocks
 (Cost $2,002,505,226)                                             2,039,091,984
                                                                  --------------
SHORT-TERM INVESTMENT (0.6%)
--------------------------------------------------------------------------------
INVESTMENT COMPANY (0.6%)
State Street Navigator Securities Lending Prime
 Portfolio (d)                                       11,889,600       11,889,600
                                                                  --------------
Total Short-Term Investment
 (Cost $11,889,600)                                                   11,889,600
                                                                  --------------
Total Investments
 (Cost $2,014,394,826) (e)                                 98.4%   2,050,981,584
Cash and Other Assets,
 Less Liabilities                                           1.6       33,674,833
                                                    -----------   --------------
Net Assets                                                100.0%  $2,084,656,417
                                                    ===========   ==============

(a)  ADR--American Depositary Receipt.
(b) Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $11,535,389; cash collateral of $11,889,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)  Non-income producing security.
(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e) At December 31, 2007, cost is $2,015,374,510 for federal income tax purposes and net unrealized appreciation is as follows:

     Gross unrealized appreciation                  $ 137,350,049
     Gross unrealized depreciation                   (101,742,975)
                                                    -------------
     Net unrealized appreciation                    $  35,607,074
                                                    =============

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    21

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2007

ASSETS:
Investment in securities, at value (identified cost $2,014,394,826)
  including $11,535,389 market value of securities loaned               $2,050,981,584
Cash                                                                        57,055,320
Receivables:
  Investment securities sold                                                12,212,489
  Fund shares sold                                                          11,343,473
  Dividends and interest                                                     3,433,100
Other assets                                                                    68,793
                                                                        --------------
    Total assets                                                         2,135,094,759
                                                                        --------------
LIABILITIES:
Securities lending collateral                                               11,889,600
Payables:
  Investment securities purchased                                           32,928,612
  Fund shares redeemed                                                       3,761,202
  Manager (See Note 3)                                                       1,192,284
  Transfer agent (See Note 3)                                                  497,235
  NYLIFE Distributors (See Note 3)                                              71,699
  Professional fees                                                             64,346
  Custodian                                                                     14,836
  Shareholder communication                                                     13,064
  Directors                                                                      5,191
Accrued expenses                                                                   273
                                                                        --------------
    Total liabilities                                                       50,438,342
                                                                        --------------
Net assets                                                              $2,084,656,417
                                                                        ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share) 100 million shares
  authorized                                                            $      536,794
Additional paid-in capital                                               2,047,130,208
                                                                        --------------
                                                                         2,047,667,002
Accumulated undistributed net investment income                                321,050
Accumulated undistributed net realized gain on investments                      81,607
Net unrealized appreciation on investments                                  36,586,758
                                                                        --------------
Net assets                                                              $2,084,656,417
                                                                        ==============
CLASS A
Net assets applicable to outstanding shares                             $  161,070,337
                                                                        ==============
Shares of capital stock outstanding                                          4,152,460
                                                                        ==============
Net asset value per share outstanding                                   $        38.79
Maximum sales charge (5.50% of offering price)                                    2.26
                                                                        --------------
Maximum offering price per share outstanding                            $        41.05
                                                                        ==============
CLASS C
Net assets applicable to outstanding shares                             $   45,788,581
                                                                        ==============
Shares of capital stock outstanding                                          1,183,696
                                                                        ==============
Net asset value and offering price per share outstanding                $        38.68
                                                                        ==============
CLASS I
Net assets applicable to outstanding shares                             $1,863,460,075
                                                                        ==============
Shares of capital stock outstanding                                         47,973,727
                                                                        ==============
Net asset value and offering price per share outstanding                $        38.84
                                                                        ==============
CLASS R1
Net assets applicable to outstanding shares                             $    1,440,139
                                                                        ==============
Shares of capital stock outstanding                                             37,069
                                                                        ==============
Net asset value and offering price per share outstanding                $        38.85
                                                                        ==============
CLASS R2
Net assets applicable to outstanding shares                             $   12,712,376
                                                                        ==============
Shares of capital stock outstanding                                            327,670
                                                                        ==============
Net asset value and offering price per share outstanding                $        38.80
                                                                        ==============
CLASS R3
Net assets applicable to outstanding shares                             $      184,909
                                                                        ==============
Shares of capital stock outstanding                                              4,771
                                                                        ==============
Net asset value and offering price per share outstanding                $        38.76
                                                                        ==============

 22   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                $  39,657,288
  Interest                                         1,727,641
  Income from securities loaned--net                 126,825
                                               -------------
    Total income                                  41,511,754
                                               -------------
EXPENSES:
  Manager (See Note 3)                            14,799,760
  Transfer agent--Class A and Class C
    (See Note 3)                                     160,319
  Transfer agent--Classes I, R1, R2 and R3
    (See Note 3)                                   1,151,323
  Professional fees                                  293,491
  Distribution/Service--Class A (See Note 3)         201,122
  Service--Class C (See Note 3)                       44,452
  Distribution/Service--Class R2 (See Note 3)         12,924
  Distribution/Service--Class R3 (See Note 3)            436
  Registration                                       193,167
  Distribution--Class C (See Note 3)                 133,357
  Shareholder communication                          117,878
  Directors                                           90,852
  Custodian                                           43,204
  Shareholder service--Class R1 (See Note 3)             455
  Shareholder service--Class R2 (See Note 3)           5,170
  Shareholder service--Class R3 (See Note 3)              87
  Miscellaneous                                       99,922
                                               -------------
    Total expenses before reimbursement           17,347,919
  Expense reimbursement from Manager
    (See Note 3)                                  (2,054,380)
                                               -------------
    Net expenses                                  15,293,539
                                               -------------
Net investment income                             26,218,215
                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                 236,684,869
Net change in unrealized appreciation on
  investments                                   (159,264,954)
                                               -------------
Net realized and unrealized gain on
  investments                                     77,419,915
                                               -------------
Net increase in net assets resulting from
  operations                                   $ 103,638,130
                                               =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $262,805.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    23

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND DECEMBER 31, 2006

                                             2007             2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income             $   26,218,215   $   16,068,769
 Net realized gain on investments     236,684,869       51,838,298
 Net change in unrealized
  appreciation on investments        (159,264,954)     146,301,461
                                   -------------------------------
 Net increase in net assets
  resulting from operations           103,638,130      214,208,528
                                   -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                             (1,075,832)         (62,040)
   Class C                               (116,607)          (8,943)
   Class I                            (24,766,929)     (15,882,176)
   Class R1                                (8,523)            (333)
   Class R2                               (84,150)            (179)
   Class R3                                (1,153)            (166)
                                   -------------------------------
                                      (26,053,194)     (15,953,837)
                                   -------------------------------
 From net realized gain on investments:
   Class A                            (17,484,295)        (513,568)
   Class C                             (4,829,960)         (96,911)
   Class I                           (213,738,276)     (50,248,917)
   Class R1                              (160,018)          (2,081)
   Class R2                            (1,451,833)            (913)
   Class R3                               (36,925)            (912)
                                   -------------------------------
                                     (237,701,307)     (50,863,302)
                                   -------------------------------
 Total dividends and
  distributions to shareholders      (263,754,501)     (66,817,139)
                                   -------------------------------

Capital share transactions:
 Net proceeds from sale of shares     907,508,544      841,913,406
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions      244,284,432       62,034,135
 Cost of shares redeemed             (446,353,290)    (188,709,195)
                                   -------------------------------
   Increase in net assets derived
    from capital share
    transactions                      705,439,686      715,238,346
                                   -------------------------------
   Net increase in net assets         545,323,315      862,629,735

NET ASSETS:
Beginning of year                   1,539,333,102      676,703,367
                                   -------------------------------
End of year                        $2,084,656,417   $1,539,333,102
                                   ===============================
Accumulated undistributed net
 investment income at end of year  $      321,050   $      156,029
                                   ===============================

 24   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                       CLASS A                             CLASS C
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period        $  41.60          $ 39.46           $ 41.56            $39.46
                                            ------------      ------------      ------------      ------------
Net investment income                             0.48 (b)         0.24 (b)          0.14 (b)          0.13 (b)
Net realized and unrealized gain on
  investments                                     2.23             3.62              2.24              3.63
                                            ------------      ------------      ------------      ------------
Total from investment operations                  2.71             3.86              2.38              3.76
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                     (0.51)           (0.29)            (0.25)            (0.23)
  From net realized gain on investments          (5.01)           (1.43)            (5.01)            (1.43)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions                (5.52)           (1.72)            (5.26)            (1.66)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period              $  38.79          $ 41.60           $ 38.68            $41.56
                                            ============      ============      ============      ============
Total investment return (c)                       6.62%            9.84%(d)          5.83%             9.59%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                           1.09%            1.73%+            0.33%             0.91%+
  Net expenses                                    1.15%            1.20%+            1.90%             1.95%+
  Expenses (before waiver/reimbursement)          1.26%            1.29%+            2.01%             2.04%+
Portfolio turnover rate                            123%             115%              123%              115%
Net assets at end of period (in 000's)        $161,070          $16,514           $45,789            $3,293

                                                       CLASS R1                            CLASS R2
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period         $41.62            $39.46           $ 41.60            $39.46
                                            ------------      ------------      ------------      ------------
Net investment income (b)                        0.59              0.26              0.53              0.17
Net realized and unrealized gain on
  investments                                    2.24              3.63              2.18              3.68
                                            ------------      ------------      ------------      ------------
Total from investment operations                 2.83              3.89              2.71              3.85
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                    (0.59)            (0.30)            (0.50)            (0.28)
  From net realized gain on investments         (5.01)            (1.43)            (5.01)            (1.43)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions               (5.60)            (1.73)            (5.51)            (1.71)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period               $38.85            $41.62           $ 38.80            $41.60
                                            ============      ============      ============      ============
Total investment return (c)                      6.87%             9.94%(d)          6.56%             9.85%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.33%             1.89%+            1.18%             1.25%+
  Net expenses                                   0.90%             0.90%+            1.15%             1.15%+
  Expenses (before waiver/reimbursement)         1.01%             0.99%+            1.26%             1.24%+
Portfolio turnover rate                           123%              115%              123%              115%
Net assets at end of period (in 000's)         $1,440            $   63           $12,712            $   27

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is calculated exclusive of sales charges. Class C, Class I, Class R1, Class
     R2 and Class R3 are not subject to sales charges.
(d)  Total return is not annualized.
+    Annualized.

 26   MainStay ICAP Select Equity Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                CLASS I
-----------------------------------------------------------------------
                          YEAR ENDED DECEMBER 31,
       2007            2006           2005          2004         2003
    $   41.62       $    36.17      $  34.35      $  29.79      $ 21.37
    ----------      ----------      --------      --------      -------
         0.64 (b)         0.57 (b)      0.45          0.56         0.21
         2.21             6.83          2.70          4.76         8.42
    ----------      ----------      --------      --------      -------
         2.85             7.40          3.15          5.32         8.63
    ----------      ----------      --------      --------      -------
        (0.62)           (0.52)        (0.45)        (0.56)       (0.21)
        (5.01)           (1.43)        (0.88)        (0.20)          --
    ----------      ----------      --------      --------      -------
        (5.63)           (1.95)        (1.33)        (0.76)       (0.21)
    ----------      ----------      --------      --------      -------
    $   38.84       $    41.62      $  36.17      $  34.35      $ 29.79
    ==========      ==========      ========      ========      =======
         6.95%           20.60%         9.22%        17.98%       40.68%
         1.44%            1.45%         1.38%         2.18%        0.88%
         0.80%            0.80%         0.80%         0.80%        0.80%
         0.91%            0.88%         0.93%         1.01%        1.22%
          123%             115%          170%          198%         317%
    $1,863,460      $1,519,408      $676,703      $285,529      $81,021

                CLASS R3
----------------------------------------
                            SEPTEMBER 1,
        YEAR                  2006(A)
       ENDED                  THROUGH
    DECEMBER 31,            DECEMBER 31,
        2007                    2006
       $41.58                  $39.46
    ------------            ------------
         0.31                    0.14
         2.29                    3.67
    ------------            ------------
         2.60                    3.81
    ------------            ------------
        (0.41)                  (0.26)
        (5.01)                  (1.43)
    ------------            ------------
        (5.42)                  (1.69)
    ------------            ------------
       $38.76                  $41.58
    ============            ============
         6.30%                   9.77%(d)
         0.70%                   1.00%+
         1.40%                   1.40%+
         1.51%                   1.49%+
          123%                    115%
       $  185                  $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    27

MAINSTAY ICAP INTERNATIONAL FUND
INVESTMENT AND PERFORMANCE COMPARISON (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.


A REDEMPTION FEE OF 2% WILL BE APPLIED TO SHARES THAT ARE REDEEMED WITHIN 30 DAYS OF PURCHASE. PERFORMANCE DATA SHOWN DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH IF REFLECTED, WOULD REDUCE PERFORMANCE QUOTED.

CLASS A SHARES--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges        5.08%  22.63%  11.66%
Excluding sales charges  11.20   24.03   12.29

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS A                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                         -------                 ---------------            -----------------
12/31/97                                                   9450                       10000                       10000
                                                          12009                       12000                       12853
                                                          14618                       15235                       14896
                                                          13880                       13077                       13646
                                                          12606                       10273                       10930
                                                          10264                        8635                        8922
                                                          14523                       11967                       12360
                                                          18379                       14390                       14942
                                                          21844                       16338                       16349
                                                          27088                       20642                       21861
12/31/07                                                  30121                       22947                       24891

CLASS C SHARES--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
With sales charges        9.38%  23.09%  11.45%
Excluding sales charges  10.35   23.09   11.45

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS C                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                         -------                 ---------------            -----------------
12/31/97                                                  10000                       10000                       10000
                                                          12613                       12000                       12853
                                                          15239                       15235                       14896
                                                          14361                       13077                       13646
                                                          12945                       10273                       10930
                                                          10461                        8635                        8922
                                                          14691                       11967                       12360
                                                          18453                       14390                       14942
                                                          21769                       16338                       16349
                                                          26786                       20642                       21861
12/31/07                                                  29560                       22947                       24891

CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                         11.52%  24.34%  12.57%

(PERFORMANCE GRAPH)                                         (With sales charges)

                                                         CLASS I                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                         -------                 ---------------            -----------------
12/31/97                                                  10000                       10000                       10000
                                                          12740                       12000                       12853
                                                          15546                       15235                       14896
                                                          14798                       13077                       13646
                                                          13473                       10273                       10930
                                                          10998                        8635                        8922
                                                          15600                       11967                       12360
                                                          19792                       14390                       14942
                                                          23583                       16338                       16349
                                                          29313                       20642                       21861
12/31/07                                                  32689                       22947                       24891

Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital-gain distributions. The graphs assume an initial investment of $10,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class C shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The expense limitation will continue through May 1, 2009.

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 28   MainStay ICAP International Fund

CLASS R1 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                         11.41%  24.22%  12.46%

(PERFORMANCE GRAPH)

                                                        CLASS R1                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                        --------                 ---------------            -----------------
12/31/97                                                  10000                       10000                       10000
                                                          12727                       12000                       12853
                                                          15515                       15235                       14896
                                                          14754                       13077                       13646
                                                          13420                       10273                       10930
                                                          10943                        8635                        8922
                                                          15507                       11967                       12360
                                                          19654                       14390                       14942
                                                          23395                       16338                       16349
                                                          29052                       20642                       21861
12/31/07                                                  32367                       22947                       24891

CLASS R2 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                         11.16%  23.92%  12.19%

(PERFORMANCE GRAPH)

                                                        CLASS R2                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                        --------                 ---------------            -----------------
12/31/97                                                  10000                       10000                       10000
                                                          12695                       12000                       12853
                                                          15438                       15235                       14896
                                                          14644                       13077                       13646
                                                          13286                       10273                       10930
                                                          10807                        8635                        8922
                                                          15276                       11967                       12360
                                                          19313                       14390                       14942
                                                          22931                       16338                       16349
                                                          28412                       20642                       21861
12/31/07                                                  31582                       22947                       24891

CLASS R3 SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL            ONE    FIVE     TEN
TOTAL RETURNS            YEAR    YEARS   YEARS
----------------------------------------------
                         10.82%  23.59%  11.90%

(PERFORMANCE GRAPH)

                                                        CLASS R3                 MSCI EAFE INDEX            MSCI EUROPE INDEX
                                                        --------                 ---------------            -----------------
12/31/97                                                  10000                       10000                       10000
                                                          12664                       12000                       12853
                                                          15361                       15235                       14896
                                                          14534                       13077                       13646
                                                          13154                       10273                       10930
                                                          10673                        8635                        8922
                                                          15048                       11967                       12360
                                                          18977                       14390                       14942
                                                          22477                       16338                       16349
                                                          27774                       20642                       21861
12/31/07                                                  30778                       22947                       24891

                                                          ONE     FIVE     TEN
BENCHMARK PERFORMANCE                                    YEAR    YEARS    YEARS
-------------------------------------------------------------------------------

MSCI EAFE(R) Index(1)                                    11.17%  21.59%   8.66%
MSCI Europe Index(2)                                     13.86   22.78    9.55
Average Lipper international large-cap value fund(3)     10.26   21.98    9.60

There is no guarantee that it will continue after that date. Effective 9/1/06, ICAP International Fund was renamed MainStay ICAP International Fund. At that time, the Fund's existing no-load shares were redesignated Class I shares. Performance for Class A, C, R1, R2 and R3 shares, first offered 8/31/06, includes the historical performance of Class I shares from inception 12/31/97 through 8/30/06 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for Class A, C, R1, R2 and R3 shares.
1. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--is an unmanaged index that is considered to be representative of the international stock market. Results assume reinvestment of all income and capital gains. The MSCI EAFE(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
2. The Morgan Stanley Capital International Europe Index--the MSCI Europe Index--is an unmanaged index that is considered to be representative of the European stock market for large- to mid-capitalization stocks. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
3. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                                    www.mainstayfunds.com     29

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP INTERNATIONAL FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2007, to December 31, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2007, to December 31, 2007.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended December 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            7/1/07            12/31/07          PERIOD(1)           12/31/07           PERIOD(1)

CLASS A SHARES                        $1,000.00          $990.35             $5.77            $1,019.25             $5.85
---------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                        $1,000.00          $986.60             $9.51            $1,015.50             $9.65
---------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES                        $1,000.00          $992.40             $4.02            $1,021.00             $4.08
---------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                       $1,000.00          $992.00             $4.52            $1,020.50             $4.58
---------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                       $1,000.00          $990.75             $5.77            $1,019.25             $5.85
---------------------------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                       $1,000.00          $989.10             $7.02            $1,018.00             $7.12
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's net annualized expense ratio of each class (1.15% for Class A, 1.90% for Class C, 0.80% for Class I, 0.90% for Class R1, 1.15% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period).



 30   MainStay ICAP International Fund

PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    97.5
Short-Term Investment (collateral from securities lending is                      2.2
  2.2%)
Cash and Other Assets, Less Liabilities                                           0.3

See Portfolio of Investments on page 33 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Roche Holdings A.G., Sponsored ADR
 2.  Total S.A., Sponsored ADR
 3.  Vodafone Group PLC, ADR
 4.  Allianz SE
 5.  NTT DoCoMo, Inc.
 6.  Prudential PLC
 7.  Novartis A.G., ADR
 8.  British Sky Broadcasting Group PLC
 9.  Siemens A.G.
10.  EDP-Energias de Portugal S.A.

                                                    www.mainstayfunds.com     31

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP).

HOW DID MAINSTAY ICAP INTERNATIONAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 12 MONTHS ENDED DECEMBER 31, 2007?

Excluding all sales charges, MainStay ICAP International Fund returned 11.20% for Class A shares and 10.35% for Class C shares for the 12 months ended December 31, 2007. Over the same period, Class I shares returned 11.52%, Class R1 shares returned 11.41%, Class R2 shares returned 11.16% and Class R3 shares returned 10.82%. All share classes outperformed the 10.26% return of the average Lipper(1) international large-cap value fund for the 12 months ended December 31, 2007. Class A, Class I and Class R1 shares outperformed--and Class C, Class R2 and Class R3 shares underperformed--the 11.17% return of the Morgan Stanley Capital International (MSCI) EAFE(R) Index,(2) the Fund's broad-based securities-market index for the 12 months ended December 31, 2007. See page 28 for Fund returns with sales charges.

WHAT ACCOUNTED FOR THE FUND'S RELATIVE PERFORMANCE IN 2007?

The Fund's performance relative to its peers and its benchmark was due to superior stock selection. Sector weightings detracted slightly from the Fund's relative results.

WHICH SECTORS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S PERFORMANCE IN 2007 AND WHICH SECTORS DETRACTED FROM PERFORMANCE?

Industrials, materials and utilities were the sectors that provided the greatest positive contribution to the Fund's absolute performance in 2007. The sectors that detracted the most from the Fund's absolute performance were information technology, consumer discretionary and health care.

WHICH INDIVIDUAL STOCKS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S PERFORMANCE IN 2007 AND WHICH STOCKS DETRACTED THE MOST?

Rio Tinto PLC, E.ON AG and Mitsui & Co., Ltd. were the strongest positive contributors to the Fund's absolute performance. Stocks that detracted from the Fund's absolute performance included Telefonaktiebolaget LM Ericsson, Toyota Motor and InterContinental Hotels Group PLC.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING 2007?

Among the new positions the Fund established during 2007 were Akzo Nobel N.V. and Vodafone Group PLC, both of which were involved in restructurings that included divesting noncore businesses and making opportunistic acquisitions. Among the holdings we eliminated from the Fund were Rio Tinto PLC and Mitsui & Co. Ltd., both of which achieved our target prices. During the year, we sold the Fund's entire position in LM Ericsson because the company no longer exhibited the catalyst required under our investment approach.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING 2007?

Relative to the MSCI EAFE(R) Index, the Fund's most significant sector-weighting increases were in telecommunication services, health care and information technology. Over the same period, the most significant decreases were in consumer staples, financials and industrials.

HOW WAS THE FUND POSITIONED AT THE END OF 2007?

As of December 31, 2007, the sectors in which the Fund was most significantly overweight relative to the MSCI EAFE(R) Index were health care, telecommunication services and consumer discretionary. On the same date, the sectors in which the Fund was most significantly underweight were consumer staples, materials and financials.


Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Fund may invest in derivatives, which may increase the volatility of the Fund's net asset value and may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains. The use of options and futures transactions involves risks and special considerations which include, among others, correlation risk and liquidity risk. Investments in foreign companies, in the form of depository receipts such as ADRs, GDRs or EDRs, may entail the special risks of international investing.
1. See footnote on page 29 for more information on Lipper Inc.
2. See footnote on page 29 for more information on the MSCI EAFE(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 32   MainStay ICAP International Fund

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2007


                                                         SHARES          VALUE
COMMON STOCKS (97.5%)+
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (13.2%)
V  British Sky Broadcasting Group PLC                 2,749,900   $ 33,820,860
Daimler A.G.                                            188,300     18,274,534
InterContinental Hotels Group PLC                       894,133     15,704,767
Toyota Motor Corp., Sponsored ADR (a)(b)                227,450     24,148,367
WPP Group PLC                                         2,307,500     29,663,548
                                                                  ------------
                                                                   121,612,076
                                                                  ------------
CONSUMER STAPLES (0.3%)
InBev N.V.                                               36,700      3,052,919
                                                                  ------------

ENERGY (8.5%)
BP PLC, Sponsored ADR (a)                               289,700     21,197,350
Saipem S.p.A.                                           355,750     14,241,150
V  Total S.A., Sponsored ADR (a)                        518,000     42,786,800
                                                                  ------------
                                                                    78,225,300
                                                                  ------------
FINANCIALS (22.1%)
V  Allianz SE                                           177,600     38,347,078
Aozora Bank, Ltd.                                     4,953,400     14,524,406
Commerzbank A.G.                                        576,550     22,095,612
Credit Suisse Group, Sponsored ADR (a)(b)               358,450     21,542,845
Jardine Matheson Holdings, Ltd.                         399,900     11,077,230
Julius Baer Holding A.G.                                253,600     20,943,976
Mitsui Fudosan Co., Ltd.                                485,900     10,587,670
V  Prudential PLC                                     2,463,100     34,844,893
UniCredito Italiano S.p.A.                            3,616,368     29,977,492
                                                                  ------------
                                                                   203,941,202
                                                                  ------------
HEALTH CARE (13.6%)
Chugai Pharmaceutical Co., Ltd.                       1,216,000     17,446,198
Merck KGaA                                              228,850     29,490,760
V  Novartis A.G., ADR (a)                               633,600     34,410,816
V  Roche Holdings A.G., Sponsored ADR (a)               505,200     43,641,348
                                                                  ------------
                                                                   124,989,122
                                                                  ------------
INDUSTRIALS (13.5%)
East Japan Railway Co.                                    3,523     29,126,668
MAN A.G.                                                118,200     19,630,623
V  Siemens A.G.                                         197,600     31,392,768
TNT N.V.                                                664,850     27,410,469
Vallourec S.A.                                           63,250     17,090,650
                                                                  ------------
                                                                   124,651,178
                                                                  ------------
INFORMATION TECHNOLOGY (5.2%)
Canon, Inc., Sponsored ADR (a)                          549,150     25,167,545
ROHM Co., Ltd.                                          158,700     13,874,865
Taiwan Semiconductor Manufacturing Co., Ltd.,
 Sponsored ADR (a)                                      922,300      9,186,108
                                                                  ------------
                                                                    48,228,518
                                                                  ------------


                                                         SHARES          VALUE
MATERIALS (5.5%)
Akzo Nobel N.V.                                         332,200   $ 26,562,887
Bayer A.G.                                              258,300     23,571,498
                                                                  ------------
                                                                    50,134,385
                                                                  ------------
TELECOMMUNICATION SERVICES (9.6%)
V  NTT DoCoMo, Inc.                                      22,398     37,356,779
StarHub, Ltd.                                         4,460,316      8,707,439
V  Vodafone Group PLC, ADR (a)                        1,125,500     42,003,660
                                                                  ------------
                                                                    88,067,878
                                                                  ------------
UTILITIES (6.0%)
E.ON AG, Sponsored ADR (a)(b)                           342,200     24,259,311
V  EDP--Energias de Portugal S.A.                     4,749,650     30,984,427
                                                                  ------------
                                                                    55,243,738
                                                                  ------------
Total Common Stocks
 (Cost $841,128,240)                                               898,146,316
                                                                  ------------
SHORT-TERM INVESTMENT (2.2%)
------------------------------------------------------------------------------
INVESTMENT COMPANY (2.2%)
State Street Navigator Securities Lending Prime
 Portfolio (c)                                       20,527,074     20,527,074
                                                                  ------------
Total Short-Term Investment
 (Cost $20,527,074)                                                 20,527,074
                                                                  ------------
Total Investments
 (Cost $861,655,314) (d)                                   99.7%   918,673,390
Cash and Other Assets,
 Less Liabilities                                           0.3      2,583,367
                                                    -----------   ------------
Net Assets                                                100.0%  $921,256,757
                                                    ===========   ============

(a)  ADR--American Depositary Receipt.
(b) Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $19,997,628; cash collateral of $20,527,074 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d) At December 31, 2007, cost is $862,327,136 for federal income tax purposes and net unrealized appreciation is as follows:

        Gross unrealized appreciation                       $        81,058,550
        Gross unrealized depreciation                               (24,712,296)
                                                            -------------------
        Net unrealized appreciation                         $        56,346,254
                                                            ===================

+ Percentages indicated are based on Fund net assets.
V Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    33

The table below sets forth the diversification of ICAP International Fund Portfolio investments by country.

COUNTRY COMPOSITION


                                                           VALUE              PERCENT+
Belgium                                             $  3,052,919                   0.3%
Bermuda                                               11,077,230                   1.2
France                                                59,877,450                   6.5
Germany                                              207,062,185                  22.5
Italy                                                 44,218,642                   4.8
Japan                                                172,232,496                  18.7
Netherlands                                           53,973,356                   5.9
Portugal                                              30,984,427                   3.4
Singapore                                              8,707,439                   0.9
Switzerland                                          120,538,985                  13.1
Taiwan                                                 9,186,108                   1.0
United Kingdom                                       177,235,079                  19.2
United States                                         20,527,074                   2.2
                                                    ------------   -------------------
                                                     918,673,390                  99.7
Cash and Other Assets,
 Less Liabilities                                      2,583,367                   0.3
                                                    ------------   -------------------
Net Assets                                          $921,256,757                 100.0%
                                                    ============   ===================

+    Percentages indicated are based on Fund net assets.

 34   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2007

ASSETS:
Investment in securities, at value (identified cost $861,655,314)
  including $19,997,628 market value of securities loaned               $918,673,390
Cash                                                                      24,197,781
Receivables:
  Investment securities sold                                               2,730,755
  Fund shares sold                                                         1,945,377
  Dividends and interest                                                   1,255,642
Other assets                                                                  48,861
                                                                        -------------
    Total assets                                                         948,851,806
                                                                        -------------
LIABILITIES:
Securities lending collateral                                             20,527,074
Payables:
  Investment securities purchased                                          4,970,441
  Fund shares redeemed                                                     1,140,186
  Manager (See Note 3)                                                       477,262
  Transfer agent (See Note 3)                                                289,824
  Custodian                                                                   86,200
  NYLIFE Distributors (See Note 3)                                            55,451
  Professional fees                                                           36,926
  Shareholder communication                                                    7,783
  Directors                                                                    2,126
Accrued expenses                                                               1,776
                                                                        -------------
    Total liabilities                                                     27,595,049
                                                                        -------------
Net assets                                                              $921,256,757
                                                                        =============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per share)
  100 million shares authorized                                         $    240,859
Additional paid-in capital                                               862,913,470
                                                                        -------------
                                                                         863,154,329
Accumulated undistributed net realized gain on investments                 1,079,245
Net unrealized appreciation on investments                                57,018,076
Net unrealized appreciation on translation of other assets and
  liabilities in foreign currencies                                            5,107
                                                                        -------------
Net assets                                                              $921,256,757
                                                                        =============
CLASS A
Net assets applicable to outstanding shares                             $121,097,727
                                                                        =============
Shares of capital stock outstanding                                        3,168,366
                                                                        =============
Net asset value per share outstanding                                   $      38.22
Maximum sales charge (5.50% of offering price)                                  2.22
                                                                        -------------
Maximum offering price per share outstanding                            $      40.44
                                                                        =============
CLASS C
Net assets applicable to outstanding shares                             $ 32,652,168
                                                                        =============
Shares of capital stock outstanding                                          858,310
                                                                        =============
Net asset value and offering price per share outstanding                $      38.04
                                                                        =============
CLASS I
Net assets applicable to outstanding shares                             $753,984,113
                                                                        =============
Shares of capital stock outstanding                                       19,705,181
                                                                        =============
Net asset value and offering price per share outstanding                $      38.26
                                                                        =============
CLASS R1
Net assets applicable to outstanding shares                             $    418,013
                                                                        =============
Shares of capital stock outstanding                                           10,935
                                                                        =============
Net asset value and offering price per share outstanding                $      38.23
                                                                        =============
CLASS R2
Net assets applicable to outstanding shares                             $ 12,815,676
                                                                        =============
Shares of capital stock outstanding                                          335,519
                                                                        =============
Net asset value and offering price per share outstanding                $      38.20
                                                                        =============
CLASS R3
Net assets applicable to outstanding shares                             $    289,060
                                                                        =============
Shares of capital stock outstanding                                            7,580
                                                                        =============
Net asset value and offering price per share outstanding                $      38.13
                                                                        =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    35

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                  $18,847,613
  Interest                                           725,031
  Income from securities loaned--net                 459,873
                                                 ------------
    Total income                                  20,032,517
                                                 ------------
EXPENSES:
  Manager (See Note 3)                             6,089,808
  Transfer agent--Class A and Class C (See Note
    3)                                               178,422
  Transfer agent--Classes I, R1, R2 and R3 (See
    Note 3)                                          606,923
  Distribution/Service--Class A (See Note 3)         180,974
  Distribution/Service--Class C (See Note 3)          50,467
  Distribution/Service--Class R2 (See Note 3)         16,199
  Distribution/Service--Class R3 (See Note 3)            428
  Custodian                                          240,685
  Registration                                       153,005
  Distribution--Class C (See Note 3)                 151,401
  Professional fees                                  130,812
  Shareholder communication                           61,515
  Directors                                           37,271
  Shareholder service--Class R1 (See Note 3)             125
  Shareholder service--Class R2 (See Note 3)           6,480
  Shareholder service--Class R3 (See Note 3)              86
  Miscellaneous                                       56,237
                                                 ------------
    Total expenses before reimbursement            7,960,838
  Expense reimbursement from Manager (See Note
    3)                                            (1,370,654)
                                                 ------------
    Net expenses                                   6,590,184
                                                 ------------
Net investment income                             13,442,333
                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Security transactions                          $96,730,340
  Foreign currency transactions                     (288,275)
                                                 ------------
Net realized gain on investments and foreign
  currency transactions                           96,442,065
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions                          (38,385,418)
  Translation of other assets and liabilities
    in foreign currencies                              9,343
                                                 ------------
Net change in unrealized appreciation on
  investments and foreign currency transactions  (38,376,075)
                                                 ------------
Net realized and unrealized gain on investments   58,065,990
                                                 ------------
Net increase in net assets resulting from
  operations                                     $71,508,323
                                                 ============

(a) Dividends recorded net of foreign withholding taxes in the amount of $1,585,704.

 36   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND DECEMBER 31, 2006

                                              2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $  13,442,333   $   8,976,287
 Net realized gain on investments
  and foreign currency transactions     96,442,065      15,931,178
 Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  transactions                         (38,376,075)     67,045,268
                                     -----------------------------
 Net increase in net assets
  resulting from operations             71,508,323      91,952,733
                                     -----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Class A                              (1,266,855)       (381,393)
   Class C                                (220,909)       (124,796)
   Class I                             (12,213,821)    (14,009,868)
   Class R1                                 (2,330)           (548)
   Class R2                               (158,306)        (49,994)
   Class R3                                   (916)           (517)
                                     -----------------------------
                                       (13,863,137)    (14,567,116)
                                     -----------------------------
 From net realized gain on investments:
   Class A                             (12,490,913)       (336,692)
   Class C                              (3,334,810)       (117,763)
   Class I                             (77,807,767)     (9,885,198)
   Class R1                                (43,677)           (474)
   Class R2                             (1,318,733)        (44,044)
   Class R3                                (29,976)           (474)
                                     -----------------------------
                                       (95,025,876)    (10,384,645)
                                     -----------------------------
 Total dividends and distributions
  to shareholders                     (108,889,013)    (24,951,761)
                                     -----------------------------

                                              2007            2006

Capital share transactions:
 Net proceeds from sale of shares    $ 456,306,599   $ 537,059,431
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions       101,569,005      23,496,046
 Cost of shares redeemed+             (198,271,015)   (208,310,882)
                                     -----------------------------
   Increase in net assets derived
    from capital share transactions    359,604,589     352,244,595
                                     -----------------------------
   Net increase in net assets          322,223,899     419,245,567

NET ASSETS:
Beginning of year                      599,032,858     179,787,291
                                     -----------------------------
End of year                          $ 921,256,757   $ 599,032,858
                                     =============================
Accumulated undistributed net
 investment income at end of year    $          --   $     334,451
                                     =============================

+ Cost of shares redeemed net of redemption fee of $47,040 and $63,012 for the years ended December 31, 2007 and 2006, respectively.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    37

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                       CLASS A                             CLASS C
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period        $  39.09          $ 37.00           $ 39.03            $37.00
                                            ------------      ------------      ------------      ------------
Net investment income (loss)                      0.57(b)          0.00 (b)(c)       0.25(b)          (0.09)(b)
Net realized and unrealized gain on
  investments                                     3.67             3.58              3.66              3.56
                                            ------------      ------------      ------------      ------------
Total from investment operations                  4.24             3.58              3.91              3.47
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                     (0.69)           (0.79)            (0.48)            (0.74)
  From net realized gain on investments          (4.42)           (0.70)            (4.42)            (0.70)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions                (5.11)           (1.49)            (4.90)            (1.44)
                                            ------------      ------------      ------------      ------------
Redemption fee                                    0.00 (b)(c)      0.00 (b)(c)       0.00 (b)(c)       0.00 (b)(c)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period              $  38.22          $ 39.09           $ 38.04            $39.03
                                            ============      ============      ============      ============
Total investment return (d)                      11.20%            9.74%(e)(f)      10.35%             9.44%(e)(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                    1.36%            0.04%+            0.60%            (0.69%)+
  Net expenses                                    1.15%            1.15%+            1.90%             1.90% +
  Expenses (before reimbursement/waiver)          1.33%            1.47%(f)+         2.08%             2.22% (f)+
Portfolio turnover rate                            109%             155%              109%              155%
Net assets at end of period (in 000's)        $121,098          $20,516           $32,652            $7,266

                                                       CLASS R1                            CLASS R2
                                            ------------------------------      ------------------------------
                                                              SEPTEMBER 1,                        SEPTEMBER 1,
                                                YEAR            2006(A)             YEAR            2006(A)
                                               ENDED            THROUGH            ENDED            THROUGH
                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                2007              2006              2007              2006
Net asset value at beginning of period         $39.08            $37.00           $ 39.08            $37.00
                                            ------------      ------------      ------------      ------------
Net investment income (loss)                     0.47(b)           0.13 (b)          0.35(b)          (0.03)(b)
Net realized and unrealized gain on
  investments                                    3.86              3.46              3.88              3.61
                                            ------------      ------------      ------------      ------------
Total from investment operations                 4.33              3.59              4.23              3.58
                                            ------------      ------------      ------------      ------------
Less dividends and distributions:
  From net investment income                    (0.76)            (0.81)            (0.69)            (0.80)
  From net realized gain on investments         (4.42)            (0.70)            (4.42)            (0.70)
                                            ------------      ------------      ------------      ------------
Total dividends and distributions               (5.18)            (1.51)            (5.11)            (1.50)
                                            ------------      ------------      ------------      ------------
Redemption fee                                   0.00 (b)(c)         --              0.00 (b)(c)       0.00 (c)
                                            ------------      ------------      ------------      ------------
Net asset value at end of period               $38.23            $39.08           $ 38.20            $39.08
                                            ============      ============      ============      ============
Total investment return (d)                     11.41%             9.78%(e)(f)      11.16%             9.72%(e)(f)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                   1.12%             1.04%+            0.83%            (0.20%)+
  Net expenses                                   0.90%             0.90%+            1.15%             1.15% +
  Expenses (before reimbursement/waiver)         1.08%             1.22%(f)+         1.33%             1.47% (f)+
Portfolio turnover rate                           109%              155%              109%              155%
Net assets at end of period (in 000's)         $  418            $   27           $12,816            $2,533

(a)  Commencement of operations.
(b)  Per share amount data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is calculated exclusive of sales charges. Class I, Class R1, Class R2 and
     Class R3 are not subject to sales charges.
(e)  Total return is not annualized.
(f)  Includes nonrecurring reimbursements from affiliates for IRS interest charge. If these nonrecurring reimbursements had not been made, the total return would have been 9.71%,
     9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class A, Class C, Class I, Class R1, Class R2
     and Class R3 shares, respectively, for the period ended December 31, 2006.
(g)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, redemption fees, to conform to the current year presentation.
+    Annualized.

 38   MainStay ICAP International Fund     The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                CLASS I
    ----------------------------------------------------------------
                        YEAR ENDED DECEMBER 31,
       2007           2006          2005         2004         2003
     $  39.10       $  32.89      $  30.18      $ 24.20      $ 17.45
    ----------      --------      --------      -------      -------
         0.78(b)        0.77 (b)      0.55         0.30         0.39
         3.59           7.16          5.20 (g)     6.16 (g)     6.72 (g)
    ----------      --------      --------      -------      -------
         4.37           7.93          5.75         6.46         7.11
    ----------      --------      --------      -------      -------
        (0.79)         (1.03)        (0.54)       (0.30)       (0.41)
        (4.42)         (0.70)        (2.50)       (0.18)          --
    ----------      --------      --------      -------      -------
        (5.21)         (1.73)        (3.04)       (0.48)       (0.41)
    ----------      --------      --------      -------      -------
         0.00 (b)(c)     0.01 (b)     0.00 (c)(g)    0.00 (c)(g)    0.05 (g)
    ----------      --------      --------      -------      -------
     $  38.26       $  39.10      $  32.89      $ 30.18      $ 24.20
    ==========      ========      ========      =======      =======
        11.52%         24.30%(f)     19.15%       26.87%       41.85%
         1.86%          2.09%         2.05%        1.23%        1.89%
         0.80%          0.80%         0.80%        0.80%        0.80%
         0.98%          1.01%(f)      1.12%        1.20%        1.57%
          109%           155%          139%         122%         218%
     $753,984       $568,662      $179,787      $94,158      $45,715

               CLASS R3
    ------------------------------
                      SEPTEMBER 1,
        YEAR            2006(A)
       ENDED            THROUGH
    DECEMBER 31,      DECEMBER 31,
        2007              2006
       $39.06            $37.00
    ------------      ------------
         0.21(b)           0.07 (b)
         3.89              3.45
    ------------      ------------
         4.10              3.52
    ------------      ------------
        (0.61)            (0.76)
        (4.42)            (0.70)
    ------------      ------------
        (5.03)            (1.46)
    ------------      ------------
         0.00 (b)(c)         --
    ------------      ------------
       $38.13            $39.06
    ============      ============
        10.82%             9.60%(e)(f)
         0.49%             0.55%+
         1.40%             1.40%+
         1.58%             1.72%(f)+
          109%              155%
       $  289            $   27

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.  www.mainstayfunds.com    39

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS:

ICAP Funds, Inc. (the "Company"), was incorporated in the State of Maryland on November 1, 1994. The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("Investment Company Act") and offers three separate series (collectively, referred to as the "Funds" and each individually, referred to as a "Fund"). The Funds are diversified funds.

The Funds commenced operations on the dates indicated below:

COMMENCEMENT
OF OPERATIONS       FUNDS
December 31, 1997   ICAP Select Equity Fund and ICAP
                    International Fund
----------------------------------------------------------
December 31, 1994   ICAP Equity Fund
----------------------------------------------------------

Currently, each Fund offers six classes of shares as indicated: Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares. Each of these share classes, with the exception of Class I shares, commenced operations on September 1, 2006. Class I shares commenced operations (under a former designation) on December 31, 1994 for ICAP Equity Fund and on December 31, 1997 for ICAP Select Equity Fund and ICAP International Fund.

Class A shares are offered at net asset value per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered without an initial sales charge, although a 1% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. The Class I, Class R1, Class R2 and Class R3 shares are offered at net asset value without imposition of a front-end sales charge or a contingent deferred sales charge. Each class of shares bear the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and conditions, except that the classes are subject to different distribution and/or service fee rates. Class A, Class C, Class R2 and Class R3 shares each bear distribution and/or service fee payments under distribution and service plans pursuant to Rule 12b-1 under the Investment Company Act. Class R1, Class R2 and Class R3 shares are authorized to pay to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 and Class R3 shares, a shareholder service fee.

The investment objective for each of the Funds is as follows:

The ICAP EQUITY FUND seeks superior total return with only a moderate degree of risk.

The ICAP SELECT EQUITY FUND seeks superior total return.

The ICAP INTERNATIONAL FUND seeks superior total return with income as a secondary objective.

The Funds invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America and follow the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Investments in money market funds are valued daily at their NAV.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an

 40   MainStay Funds
issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; and a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At December 31, 2007, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which the Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, as defined in Note 3, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds' policies and procedures.

(B) FEDERAL INCOME TAXES. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation became effective for the Funds' 2007 fiscal year, and was applied to all open tax years as of the date of effectiveness. Based on the Manager's analysis, the determination has been made that the adoption of the Interpretation did not have an impact to the Funds' financial statements upon adoption. The Manager continually reviews the Funds' tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, on going analyses of tax laws, regulations and interpretations, thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly for the ICAP Equity Fund and ICAP Select Equity Fund, to the extent that income is available. For the ICAP International Fund, income dividends are normally paid less frequently, typically on a semi-annual or annual basis. Distributions from net realized capital gains, if any, are declared and paid annually. All dividends and distributions are reinvested in shares of the Fund, at net asset value, unless the shareholder elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term securities, for the Funds are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the Funds are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Company are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(C) on page
43) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by each Fund, including those of related parties to the Funds, are shown in the Statement of Operations.

                                                    www.mainstayfunds.com     41

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, the Manager or Subadvisor as defined in Note 3 makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Funds are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date,

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Funds' books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(H) SECURITIES LENDING. In order to realize additional income the Funds may lend their securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Funds may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Funds receive compensation for lending their securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. Each Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

(I) REDEMPTION FEE. The ICAP International Fund imposes a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 30 days of their date of purchase for any class. The redemption fee is designed to offset brokerage commissions and other costs associated with short-term trading and is not assessed on the shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Asset's shares redeemed amount and retained by the Fund.

(J) INDEMNIFICATIONS. In the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future which could adversely impact the Funds.

(K) CASH. Throughout the year, the Funds may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("NYLIM" or "Manager") a registered investment adviser and an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life") serves as the Funds' Manager. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Funds. The Manager also pays the salaries and expenses of all personnel affiliated with the Funds and all the operational expenses that are not the responsibility of the Funds. Institutional Capital LLC ("ICAP" or "Subadvisor"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Funds and is responsible for the day-to-day portfolio management of the Funds. Pursuant to the terms of a Sub-Advisory Agreement between NYLIM and the Subadvisor, NYLIM pays for the services of the Subadvisor.

Each Fund is contractually obligated to pay the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.80% of the average daily net assets of that Fund.

Effective May 1, 2007, NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the ICAP Equity Fund's management fee or reimburse the expenses of the appropriate class of the

 42   MainStay Funds

ICAP Equity Fund so that the Fund's total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class: Class A, 1.19%; Class C, 1.94%; Class I, 0.80%, Class R1, 0.90%; Class R2, 1.15%; and Class R3, 1.40%. This expense cap agreement will terminate on May 1, 2009, unless extended. There is no guarantee that the contractual waiver/reimbursement will continue after that date. Prior to May 1, 2007, NYLIM had an agreement in place under which it had agreed to waive a portion of the ICAP Equity Fund's management fee or reimburse the expenses of the ICAP Equity Fund so that the ICAP Equity Fund's total ordinary operating expenses did not exceed 0.80% of the ICAP Equity Fund's average daily net assets for its Class I shares. NYLIM had also applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the ICAP Equity Fund.

NYLIM has entered into a written expense limitation agreement to waive a portion of the ICAP Select Equity and ICAP International Fund's management fee or reimburse expenses so that the Funds' Class I total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio securities) on an annualized basis do not exceed 0.80%. An equivalent reduction will apply to Class A, Class C, Class R1, Class R2 and Class R3 shares. These expense limitations will continue through May 1, 2009. There is no guarantee that they will continue after that date.

Effective May 1, 2007, NYLIM may recoup the amount of any management fee waivers or expense reimbursements from a Fund pursuant to the expense limitation agreements if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

For the year ended December 31, 2007, NYLIM earned fees from the Funds and waived/reimbursed such amounts pursuant to the contractual expenses limitations described above as follows:

                                                    FEES
                                      FEES   REIMBURSED/
                                    EARNED        WAIVED
ICAP Equity Fund               $ 8,760,370   $1,327,071
--------------------------------------------------------
ICAP Select Equity Fund         14,799,760    2,054,380
--------------------------------------------------------
ICAP International Fund          6,089,808    1,370,654
--------------------------------------------------------

As of December 31, 2007, the amounts of reimbursed/waived fees subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                              DECEMBER 31,
                                      2010            TOTAL
ICAP Equity Fund              $  1,025,450       $1,025,450
-----------------------------------------------------------
ICAP Select Equity Fund          1,564,948        1,564,948
-----------------------------------------------------------
ICAP International Fund            995,868          995,868
-----------------------------------------------------------

State Street Bank & Trust Company ("SSBT"), 1 Lincoln Street, Boston, Massachusetts, 02111, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, SSBT is compensated by NYLIM.

(B) PAYMENTS FROM AFFILIATES. In determining the ICAP International Fund's fiscal year 2006 required distributions (excise distributions) to shareholders, NYLIM determined that the Fund had held passive foreign investment companies (PFICs) that were not identified for tax purposes in prior years. As a result of this determination, the Fund was subject to IRS interest charges of approximately $157,874. NYLIM has reimbursed the Fund for this nonrecurring expense. This reimbursement impacted the total investment returns and expense ratios included in the Financial Highlights for the Fund and are contained in the unaudited performance table and growth chart for the Fund in this report.

(C) DISTRIBUTION AND SERVICE FEES. The Company, on behalf of the Funds, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect wholly-owned subsidiary of New York Life. The Funds, with respect to Class A, Class C, Class R2 and Class R3 shares, have adopted distribution and service plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the Investment Company Act.

Pursuant to the Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from each applicable Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Class A and Class R2 shares, which is an expense of the Class A and Class R2 shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, each applicable Fund pays the Distributor a monthly distribution fee, which is an expense of the Class C shares of the Fund, for distribution activities as designated by the Distributor, at the annual rate of 0.75% of the average daily net assets of the Fund's Class C shares. The Class C Plan provides that the Class C shares of the Funds also incur a monthly fee,

                                                    www.mainstayfunds.com     43
which is an expense of the Class C shares of the Funds for service activities as designated by the Distributor, at the annual rate of 0.25% of the average daily net asset value of the Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from each applicable Fund at the annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.
(D) SALES CHARGES. The Funds were advised by the Distributor that the amount of sales charges retained on sales of Class A shares was $278,757 for the year ended December 31, 2007. The Funds were also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A and Class C shares of $5,386 and $26,011, respectively, for the year ended December 31, 2007.
(E) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM, is the Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which NYLIM Service is responsible. Transfer agent expenses incurred by the Funds for the year ended December 31, 2007, were as follows:

ICAP Equity Fund                                  $  826,561
-------------------------------------------------------------
ICAP Select Equity Fund                            1,311,642
-------------------------------------------------------------
ICAP International Fund                              785,345
-------------------------------------------------------------

(F) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Funds have implemented a small account fee on certain types of accounts, effective March 1, 2007. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

(G) CAPITAL. At December 31, 2007, New York Life and its affiliates held beneficially shares of the Funds with the following values and percentages of net assets as follows:

ICAP EQUITY FUND
Class A                                    $    31,808                0.1%
-------------------------------------------------------------------------
Class C                                         30,084                0.3
-------------------------------------------------------------------------
Class I                                     58,941,775                5.7
-------------------------------------------------------------------------
Class R1                                        29,091                2.7
-------------------------------------------------------------------------
Class R2                                        28,989                2.5
-------------------------------------------------------------------------
Class R3                                        28,890               42.9
-------------------------------------------------------------------------
ICAP SELECT EQUITY FUND
Class A                                    $    29,278                0.0%*
-------------------------------------------------------------------------
Class C                                         28,994                0.1
-------------------------------------------------------------------------
Class R1                                        29,373                2.0
-------------------------------------------------------------------------
Class R2                                        29,264                0.2
-------------------------------------------------------------------------
Class R3                                        29,171               15.8
-------------------------------------------------------------------------
ICAP INTERNATIONAL FUND
Class A                                    $    30,506                0.0%*
-------------------------------------------------------------------------
Class C                                         30,192                0.1
-------------------------------------------------------------------------
Class I                                      6,143,027                0.8
-------------------------------------------------------------------------
Class R1                                        30,578                7.3
-------------------------------------------------------------------------
Class R2                                        30,490                0.2
-------------------------------------------------------------------------
Class R3                                        30,365               10.5
-------------------------------------------------------------------------

* Less than one-tenth of a percent.

(H) OTHER. Pursuant to an Amended and Restated Management Agreement between the Funds and NYLIM, the cost of legal services provided to the Funds by the Office of the General Counsel of NYLIM are payable directly by the Funds. For the year ended December 31, 2007, these fees, which are included in Professional fees shows on the Statement of Operations, were as follows:

ICAP Equity Fund                                     $45,036
------------------------------------------------------------
ICAP Select Equity Fund                               71,379
------------------------------------------------------------
ICAP International Fund                               29,096
------------------------------------------------------------

 44   MainStay Funds

NOTE 4--FEDERAL INCOME TAX:

As of December 31, 2007, the components of accumulated gain/loss on a tax basis were as follows:

                                                ACCUMULATED             OTHER            UNREALIZED                 TOTAL
                            ORDINARY                CAPITAL         TEMPORARY          APPRECIATION           ACCUMULATED
                             INCOME             GAIN (LOSS)       DIFFERENCES        (DEPRECIATION)           GAIN (LOSS)
ICAP Equity Fund           $1,431,212       $     3,577,769       $        --       $   134,742,420       $   139,751,401
-------------------------------------------------------------------------------------------------------------------------
ICAP Select Equity
  Fund                        321,050             1,061,290                --            35,607,075            36,989,415
-------------------------------------------------------------------------------------------------------------------------
ICAP International
  Fund                        781,996               969,071                --            56,351,361            58,102,428
-------------------------------------------------------------------------------------------------------------------------

The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sale loss deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss), accumulated net realized gain (loss) on investments and additional paid-in-capital, arising from permanent differences; net assets at December 31, 2007 are not affected.

                                         ACCUMULATED           ACCUMULATED
                                       UNDISTRIBUTED         UNDISTRIBUTED            ADDITIONAL
                                      NET INVESTMENT          NET REALIZED               PAID-IN
                                       INCOME (LOSS)           GAIN (LOSS)               CAPITAL
ICAP Equity Fund                     $            --       $           (36)      $            36
------------------------------------------------------------------------------------------------
ICAP Select Equity Fund                           --                    --                    --
------------------------------------------------------------------------------------------------
ICAP International Fund                       86,353               (86,352)                   (1)
------------------------------------------------------------------------------------------------

The reclassifications for the Funds are primarily due to dividends redesignations, foreign currency gain (loss) and reclassifications due to merger.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the years ended December 31, 2007 and December 31, 2006 represent tax-based distributions of ordinary income and net long-term capital gain. The tax components of the distributions for each of the Funds are shown below.

                                           2007                                        2006
                           -------------------------------------       -------------------------------------
                                 TAX-BASED             TAX-BASED             TAX-BASED             TAX-BASED
                             DISTRIBUTIONS         DISTRIBUTIONS         DISTRIBUTIONS         DISTRIBUTIONS
                                      FROM                  FROM                  FROM                  FROM
                                  ORDINARY             LONG-TERM              ORDINARY             LONG-TERM
                                    INCOME                 GAINS                INCOME                 GAINS
ICAP Equity Fund           $    45,307,345       $   101,270,352       $    30,351,786       $    60,517,056
------------------------------------------------------------------------------------------------------------
ICAP Select Equity
  Fund                         121,134,279           142,620,222            46,484,290            20,332,849
------------------------------------------------------------------------------------------------------------
ICAP International
  Fund                          59,947,220            48,941,793            19,711,443             5,240,318
------------------------------------------------------------------------------------------------------------

NOTE 5--CUSTODIAN:

SSBT is the custodian of cash and securities of the Funds. Custodial fees are charged to the Funds based on the market value of securities in the Funds and the number of certain cash transactions incurred by the Funds.

NOTE 6--LINE OF CREDIT:

The Funds, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These funds paid a commitment fee, at an annual rate of 0.060% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on the line of credit during the year ended December 31, 2007.

                                                    www.mainstayfunds.com     45

NOTE 7--PURCHASE AND SALES OF SECURITIES (IN 000'S):

During the year ended December 31, 2007, purchase and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                    ICAP                    ICAP                     ICAP
                                EQUITY FUND          SELECT EQUITY FUND       INTERNATIONAL FUND
                            --------------------   -----------------------   ---------------------
                            PURCHASES      SALES    PURCHASES        SALES    PURCHASES      SALES
U.S. Government securities  $     --    $     --   $       --   $       --   $       --   $     --
--------------------------------------------------------------------------------------------------
All others                   758,129     861,729    2,685,395    2,210,168    1,057,503    811,507
--------------------------------------------------------------------------------------------------
Total                       $758,129    $861,729   $2,685,395   $2,210,168   $1,057,503   $811,507
--------------------------------------------------------------------------------------------------

NOTE 8--CAPITAL SHARE TRANSACTIONS:

Transactions in capital shares were as follows:

ICAP EQUITY FUND

CLASS A                                                 SHARES          AMOUNT
Year ended December 31, 2007:
Shares sold                                            415,309   $  19,362,718
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                       704,165      33,195,026
Shares issued to shareholders in reinvestment of
  dividends and distributions                          145,508       5,993,982
Shares redeemed                                       (179,719)     (8,348,968)
                                                    --------------------------
Net increase                                         1,085,263   $  50,202,758
                                                    ==========================
Year ended December 31, 2006:
Shares sold                                            144,440   $   6,766,799
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                            --              --
Shares issued to shareholders in reinvestment of
  dividends and distributions                           10,524         470,249
Shares redeemed                                         (3,939)       (183,938)
                                                    --------------------------
Net increase                                           151,025   $   7,053,110
                                                    ==========================

CLASS C                                                 SHARES          AMOUNT
Year ended December 31, 2007:
Shares sold                                             99,295   $   4,592,564
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                        69,888       3,287,255
Shares issued to shareholders in reinvestment of
  dividends and distributions                           18,838         772,624
Shares redeemed                                        (23,054)     (1,064,777)
                                                    --------------------------
Net increase                                           164,967   $   7,587,666
                                                    ==========================

CLASS C                                                 SHARES          AMOUNT
Year ended December 31, 2006:
Shares sold                                             40,324   $   1,894,048
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                            --              --
Shares issued to shareholders in reinvestment of
  dividends and distributions                            2,522         112,572
Shares redeemed                                           (105)         (5,042)
                                                    --------------------------
Net increase                                            42,741   $   2,001,578
                                                    ==========================

CLASS I                                                 SHARES          AMOUNT
Year ended December 31, 2007:
Shares sold                                          5,804,353   $ 274,710,443
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                     2,768,247     130,604,508
Shares issued to shareholders in reinvestment of
  dividends and distributions                        3,332,052     138,294,099
Shares redeemed                                     (8,675,521)   (409,437,219)
                                                    --------------------------
Net increase                                         3,229,131   $ 134,171,831
                                                    ==========================
Year ended December 31, 2006:
Shares sold                                          5,217,908   $ 234,492,226
Shares issued in connection with the acquisition
  of MainStay All Cap Value Fund                            --              --
Shares issued to shareholders in reinvestment of
  dividends and distributions                        2,005,801      89,574,354
Shares redeemed                                     (4,839,655)   (217,623,098)
                                                    --------------------------
Net increase                                         2,384,054   $ 106,443,482
                                                    ==========================

CLASS R1                                                SHARES          AMOUNT
Year ended December 31, 2007:
Shares sold                                             23,611   $   1,129,892
Shares issued to shareholders in reinvestment of
  dividends and distributions                            3,192         131,051
Shares redeemed                                         (1,315)        (61,498)
                                                    --------------------------
Net increase                                            25,488   $   1,199,445
                                                    ==========================

 46   MainStay Funds

CLASS R1                                                SHARES          AMOUNT
Year ended December 31, 2006:
Shares sold                                                825   $      37,500
Shares issued to shareholders in reinvestment of
  dividends and distributions                               67           2,983
                                                    --------------------------
Net increase                                               892   $      40,483
                                                    ==========================

CLASS R2                                                SHARES          AMOUNT
Year ended December 31, 2007:
Shares sold                                                632   $      29,843
Shares issued to shareholders in reinvestment of
  dividends and distributions                            3,593         148,772
Shares redeemed                                         (2,175)       (102,658)
                                                    --------------------------
Net increase                                             2,050   $      75,957
                                                    ==========================
Year ended December 31, 2006:
Shares sold                                             23,835   $   1,163,952
Shares issued to shareholders in reinvestment of
  dividends and distributions                            2,093          93,513
Shares redeemed                                           (142)         (6,357)
                                                    --------------------------
Net increase                                            25,786   $   1,251,108
                                                    ==========================

CLASS R3                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                                828       $      38,666
Shares issued to shareholders in reinvestment of
  dividends and distributions                              191               7,878
Shares redeemed                                             (5)               (249)
                                                    ------------------------------
Net increase                                             1,014       $      46,295
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                                558       $      25,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               50               2,245
                                                    ------------------------------
Net increase                                               608       $      27,245
                                                    ==============================

ICAP SELECT EQUITY FUND

CLASS A                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                          3,848,641       $ 168,617,640
Shares issued to shareholders in reinvestment of
  dividends and distributions                          352,164          13,614,344
Shares redeemed                                       (445,352)        (19,537,771)
                                                    ------------------------------
Net increase                                         3,755,453       $ 162,694,213
                                                    ==============================

CLASS A                                                 SHARES              AMOUNT
Year ended December 31, 2006:
Shares sold                                            396,104       $  16,498,267
Shares issued to shareholders in reinvestment of
  dividends and distributions                            9,746             402,997
Shares redeemed                                         (8,843)           (374,265)
                                                    ------------------------------
Net increase                                           397,007       $  16,526,999
                                                    ==============================

CLASS C                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                          1,094,684       $  47,860,866
Shares issued to shareholders in reinvestment of
  dividends and distributions                           80,962           3,112,071
Shares redeemed                                        (71,195)         (3,100,341)
                                                    ------------------------------
Net increase                                         1,104,451       $  47,872,596
                                                    ------------------------------
Year ended December 31, 2006:
Shares sold                                             77,264       $   3,181,101
Shares issued to shareholders in reinvestment of
  dividends and distributions                            1,987              82,074
Shares redeemed                                             (6)               (262)
                                                    ------------------------------
Net increase                                            79,245       $   3,262,913
                                                    ==============================

CLASS I                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                         15,404,159       $ 674,438,793
Shares issued to shareholders in reinvestment of
  dividends and distributions                        5,805,246         225,823,990
Shares redeemed                                     (9,745,245)       (421,744,621)
                                                    ------------------------------
Net increase                                        11,464,160       $ 478,518,162
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                         21,043,616       $ 822,125,038
Shares issued to shareholders in reinvestment of
  dividends and distributions                        1,499,204          61,544,480
Shares redeemed                                     (4,740,793)       (188,334,668)
                                                    ------------------------------
Net increase                                        17,802,027       $ 695,334,850
                                                    ==============================

CLASS R1                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                             31,527       $   1,398,524
Shares issued to shareholders in reinvestment of
  dividends and distributions                            4,335             167,491
Shares redeemed                                           (300)            (12,291)
                                                    ------------------------------
Net increase                                            35,562       $   1,553,724
                                                    ==============================

                                                    www.mainstayfunds.com     47

CLASS R1                                                SHARES              AMOUNT
Year ended December 31, 2006:
Shares sold                                              1,448       $      59,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               59               2,414
                                                    ------------------------------
Net increase                                             1,507       $      61,414
                                                    ==============================

CLASS R2                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                            327,632       $  14,879,977
Shares issued to shareholders in reinvestment of
  dividends and distributions                           39,733           1,535,983
Shares redeemed                                        (40,355)         (1,806,409)
                                                    ------------------------------
Net increase                                           327,010       $  14,609,551
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                                634       $      25,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               26               1,092
                                                    ------------------------------
Net increase                                               660       $      26,092
                                                    ==============================

CLASS R3                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                              7,155       $     312,744
Shares issued to shareholders in reinvestment of
  dividends and distributions                              793              30,553
Shares redeemed                                         (3,837)           (151,857)
                                                    ------------------------------
Net increase                                             4,111       $     191,440
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                                634       $      25,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               26               1,078
                                                    ------------------------------
Net increase                                               660       $      26,078
                                                    ==============================

ICAP INTERNATIONAL FUND

CLASS A                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                          2,844,936       $ 119,266,166
Shares issued to shareholders in reinvestment of
  dividends and distributions                          293,042          10,984,885
Shares redeemed                                       (494,411)        (20,556,318)
                                                    ------------------------------
Net increase                                         2,643,567       $ 109,694,733
                                                    ==============================

CLASS A                                                 SHARES              AMOUNT
Year ended December 31, 2006:
Shares sold                                            516,624       $  19,815,638
Shares issued to shareholders in reinvestment of
  dividends and distributions                           13,308             514,201
Shares redeemed                                         (5,133)           (201,784)
                                                    ------------------------------
Net increase                                           524,799       $  20,128,055
                                                    ==============================

CLASS C                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                            674,877       $  28,045,652
Shares issued to shareholders in reinvestment of
  dividends and distributions                           63,930           2,383,284
Shares redeemed                                        (66,675)         (2,743,924)
                                                    ------------------------------
Net increase                                           672,132       $  27,685,012
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                            188,163       $   7,154,460
Shares issued to shareholders in reinvestment of
  dividends and distributions                            3,770             145,492
Shares redeemed                                         (5,755)           (219,765)
                                                    ------------------------------
Net increase                                           186,178       $   7,080,187
                                                    ==============================

CLASS I                                                 SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                          7,074,228       $ 296,966,538
Shares issued to shareholders in reinvestment of
  dividends and distributions                        2,298,757          86,648,449
Shares redeemed                                     (4,213,090)       (173,693,332)
                                                    ------------------------------
Net increase                                         5,159,895       $ 209,921,655
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                         14,120,094       $ 507,522,312
Shares issued to shareholders in reinvestment of
  dividends and distributions                          594,174          22,740,302
Shares redeemed                                     (5,634,831)       (207,874,861)
                                                    ------------------------------
Net increase                                         9,079,437       $ 322,387,753
                                                    ==============================

CLASS R1                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                              9,552       $     405,707
Shares issued to shareholders in reinvestment of
  dividends and distributions                            1,208              44,963
Shares redeemed                                           (527)            (21,287)
                                                    ------------------------------
Net increase                                            10,233       $     429,383
                                                    ==============================

 48   MainStay Funds

CLASS R1                                                SHARES              AMOUNT
Year ended December 31, 2006:
Shares sold                                                676       $      25,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               26               1,022
                                                    ------------------------------
Net increase                                               702       $      26,022
                                                    ==============================

CLASS R2                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                            261,195       $  11,349,823
Shares issued to shareholders in reinvestment of
  dividends and distributions                           39,338           1,477,039
Shares redeemed                                        (29,848)         (1,247,445)
                                                    ------------------------------
Net increase                                           270,685       $  11,579,417
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                             62,774       $   2,517,021
Shares issued to shareholders in reinvestment of
  dividends and distributions                            2,434              94,038
Shares redeemed                                           (374)            (14,472)
                                                    ------------------------------
Net increase                                            64,834       $   2,596,587
                                                    ==============================

CLASS R3                                                SHARES              AMOUNT
Year ended December 31, 2007:
Shares sold                                              6,278       $     272,713
Shares issued to shareholders in reinvestment of
  dividends and distributions                              818              30,385
Shares redeemed                                           (217)             (8,709)
                                                    ------------------------------
Net increase                                             6,879       $     294,389
                                                    ==============================
Year ended December 31, 2006:
Shares sold                                                676       $      25,000
Shares issued to shareholders in reinvestment of
  dividends and distributions                               25                 991
                                                    ------------------------------
Net increase                                               701       $      25,991
                                                    ==============================

NOTE 9--NEW ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the Funds' financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

NOTE 10--FUND ACQUISITION:

At a meeting held on March 29-30, 2007, the Board of Directors approved a plan of reorganization where the MainStay ICAP Equity Fund would acquire the assets, including the investments, and assume the identified liabilities of MainStay All Cap Value Fund, a series of the Eclipse Funds Inc.

Shareholders of MainStay All Cap Value Fund approved this reorganization on July 16, 2007. The reorganization was completed on July 26, 2007. The aggregate net assets of the MainStay ICAP Equity Fund immediately before the acquisition was $1,034,827,614 and the combined net assets after the acquisition was $1,201,914,403.

The acquisition was accomplished by a tax-free exchange of the following:

                                   SHARES              VALUE
MainStay All Cap Value Fund
------------------------------------------------------------
Class A                         1,904,353       $ 24,520,645
------------------------------------------------------------
Class B*                          681,739          8,674,381
------------------------------------------------------------
Class C                           258,501          3,287,255
------------------------------------------------------------
Class I                        10,084,434        130,604,508
------------------------------------------------------------

* Class B shareholders of MainStay All Cap Value Fund received Class A shares of MainStay ICAP Equity Fund.

In exchange for the MainStay All Cap Value Fund shares and net assets, the Fund MainStay ICAP Equity issued the following number of shares:

                                                   SHARES
MainStay ICAP Equity Fund
---------------------------------------------------------
Class A                                           704,163
---------------------------------------------------------
Class C                                            69,888
---------------------------------------------------------
Class I                                         2,768,247
---------------------------------------------------------

                                                    www.mainstayfunds.com     49

MainStay All Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment income:

                                                                                                                   UNDISTRIBUTED
                                                                                                 ACCUMULATED                 NET
                                          TOTAL NET            CAPITAL         UNREALIZED       NET REALIZED          INVESTMENT
                                             ASSETS              STOCK       APPRECIATION               LOSS              INCOME
MainStay All Cap Value Fund          $167,086,789         $163,973,527       $  3,113,298       $        (36)      $         --

 50   MainStay Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
ICAP Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of ICAP Funds, Inc., comprising the MainStay ICAP Equity, MainStay ICAP Select Equity and MainStay ICAP International Funds (each a "Fund" and collectively, the "Funds") as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the years in the two-year period ended December 31, 2005 were audited by other auditors, whose report dated January 27, 2006 expressed an unqualified opinion thereon. The financial highlights for the year ended December 31, 2003 were audited by other auditors, whose report dated January 30, 2004 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising ICAP Funds, Inc. as of December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
February 21, 2008

                                                    www.mainstayfunds.com     51

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Funds are required by the Internal Revenue Code to advise shareholders within 60 days of the Funds' fiscal year end (December 31, 2007), as to the federal tax status of dividends paid by the Funds during such fiscal year. Accordingly, the following Funds paid long-term capital gain distributions of:


ICAP Equity Fund                               $101,270,352
------------------------------------------------------------
ICAP Select Equity Fund                        $142,620,222
------------------------------------------------------------
ICAP International Fund                        $ 48,941,793
------------------------------------------------------------

In accordance with federal tax law, the ICAP International Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended December 31, 2007:

- the total amount of taxes paid to foreign countries was $515,653

- the total amount of income sourced from foreign countries was $20,988,874

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2007 calendar year with form 1099-DIV, which will be mailed during January 2008.

A portion of the dividends paid by the following Funds during the fiscal year ended December 31, 2007 which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for qualified dividend income and for the corporate dividend-received deduction.

                               QDI%       DRD%       QII%
ICAP Equity Fund               57.1%      44.9%      1.1%
---------------------------------------------------------
ICAP Select Equity Fund        33.0%      23.5%       --%
---------------------------------------------------------
ICAP International Fund        18.1%       --%        --%
---------------------------------------------------------

In January 2008, shareholders should have received an IRS Form 1099-DIV or substitute Form 1099, as to the federal tax status of the distributions received by shareholders in calendar year 2007. The amounts reported on such 1099-DIV will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Funds' fiscal year end December 31, 2007.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that NYLIM uses to vote proxies related to the Funds' securities is available without charge, upon request, (i) by visiting the Funds' website at www.mainstayfunds.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds are required to file with the SEC their proxy voting records for each Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Fund proxy voting record is available free of charge upon request by calling 1-800-MAINSTAY (1-800-624-6782); visiting the Funds' website at www.mainstayfunds.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-MAINSTAY (1-800-624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

 52   MainStay Funds

DIRECTORS AND OFFICERS

The Directors oversee the Fund, the Manager and the Subadviser.

Each Director serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Director shall tender his or her resignation upon reaching age 72. A Director who has reached age 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Director shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Directors. The business address of each Director and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Directors and is available without charge, upon request, by calling 1-800-MAINSTAY (1-800-624-6782).

                          TERM OF OFFICE,                                                NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                               IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          THE FUNDS AND       PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      HELD BY
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST 5 YEARS                        BOARD MEMBER     BOARD MEMBER
        -----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*

        BRIAN A. MURDOCK  Indefinite;         Member of the Board of Managers and              74         Director, Eclipse
        3/14/56           Director and Chief  President (since 2004) and Chief                            Funds Inc. (23 funds)
                          Executive Officer   Executive Officer (since 2006), NYLIM and                   and MainStay VP
                          since 2006          New York Life Investment Management                         Series Fund, Inc. (24
                                              Holdings LLC; Senior Vice President, New                    portfolios) since
                                              York Life Insurance Company (since 2004);                   June 2007; Trustee,
                                              Chairman of the Board and Chief Executive                   The MainStay Funds
                                              Officer, NYLIFE Distributors LLC (since                     (21 funds) since June
                                              2004); Chairman of the Board, Madison                       2006 and Eclipse
                                              Capital Funding LLC, NYLCAP Manager LLC,                    Funds (3 funds) since
                                              Institutional Capital LLC and McMorgan                      June 2007
                                              and Company LLC (since 2008), MacKay
                                              Shields LLC (since 2006); Chairman (2006
                                              to 2007), Trustee and Chief Executive
                                              Officer (since 2006), The MainStay Funds;
                                              Chairman (2006 to 2007), Director and
                                              Chief Executive Officer (since 2006),
                                              MainStay VP Series Fund, Inc.; Chief
                                              Investment Officer, MLIM Europe and Asia
                                              (2001 to 2003); and President of Merrill
                                              Japan and Chairman of MLIM's Pacific
                                              Region (1999 to 2001)
        -----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

        SUSAN B. KERLEY   Indefinite;         Partner, Strategic Management Advisors           74         Director, Eclipse
        8/12/51           Chairman and        LLC (since 1990).                                           Funds Inc. (23 funds)
                          Director since                                                                  since 1990; and
                          2006                                                                            MainStay VP Series
                                                                                                          Fund, Inc. (24
                                                                                                          portfolios) since
                                                                                                          June 2007; Trustee,
                                                                                                          The MainStay Funds
                                                                                                          (21 funds) since June
                                                                                                          2007 and Eclipse
                                                                                                          Funds (3 funds) since
                                                                                                          1990; Trustee, Legg
                                                                                                          Mason Partners Funds,
                                                                                                          since 1991 (68
                                                                                                          portfolios)
        -----------------------------------------------------------------------------------------------------------------------

     * Mr. Murdock is considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above in the column "Principal Occupation(s) During Past 5 Years." All directors not considered "interested persons" may be referred to as "Independent Directors."

                                                    www.mainstayfunds.com     53

                          TERM OF OFFICE,                                      NUMBER OF FUNDS  OTHER
                          POSITION(S) WITH                                     IN FUND COMPLEX  DIRECTORSHIPS
        NAME AND          THE FUNDS AND       PRINCIPAL OCCUPATION(S)          OVERSEEN BY      HELD BY
        DATE OF BIRTH     LENGTH OF SERVICE   DURING PAST 5 YEARS              BOARD MEMBER     BOARD MEMBER
        -----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTOR*

        ALAN R. LATSHAW   Indefinite;         Retired; Partner, Ernst & Young        74         Director, Eclipse Funds Inc.
        3/27/51           Director and Audit  LLP (2002 to 2003); Partner,                      (23 funds) and MainStay VP
                          Committee           Arthur Andersen LLP (1989 to                      Series Fund, Inc. (24
                          Financial Expert    2002); Consultant to the                          portfolios) since June 2007;
                          since June 2007     MainStay Funds Audit and                          Trustee, The MainStay Funds (21
                                              Compliance Committee (2004 to                     funds) since 2006 and Eclipse
                                              2006).                                            Funds (3 funds) since June
                                                                                                2007; Trustee, State Farm
                                                                                                Associates Funds Trusts since
                                                                                                2005 (3 portfolios); Trustee,
                                                                                                State Farm Mutual Fund Trust
                                                                                                since 2005 (15 portfolios);
                                                                                                Trustee, State Farm Variable
                                                                                                Product Trust since 2005 (9
                                                                                                portfolios).
        -----------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite;         Independent Consultant;                74         Director, Eclipse Funds Inc.
        12/5/41           Director since      President and Chief Executive                     (23 funds) since 2002;
                          2006                Officer, Babson-United, Inc.                      Director, MainStay VP Series
                                              (financial services firm) (2000                   Fund, Inc. (24 portfolios)
                                              to 2004); Independent                             since June 2007; Trustee, The
                                              Consultant (1999 to 2000); and                    MainStay Funds (21 funds) since
                                              Head of Global Funds, Citicorp                    June 2007 and Eclipse Funds (3
                                              (1995 to 1999)                                    funds) since 2002
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite;         Managing Director, ICC Capital         74         Director, Eclipse Funds Inc.
        NOLAN, JR.        Director since      Management; President--                           (23 funds) since June 2007 and
        11/16/46          June 2007           Shields/Alliance, Alliance                        MainStay VP Series Fund, Inc.
                                              Capital Management (1994 to                       (24 portfolios) since 2006;
                                              2004).                                            Trustee, The MainStay Funds (21
                                                                                                funds) and Eclipse Funds (3
                                                                                                funds) since June 2007.
        -----------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite;         Chairman (since 1990) and Chief        74         Director, Eclipse Funds Inc.
        TRUTANIC          Director since      Executive Officer (1990 to                        (23 funds) and MainStay VP
        2/13/52           June 2007           1999), Somerset Group                             Series Fund, Inc. (24
                                              (financial advisory firm);                        portfolios) since June 2007;
                                              Managing Director and Advisor,                    Trustee, The MainStay Funds (21
                                              The Carlyle Group (private                        funds) since 1994 and Eclipse
                                              investment firm) (2002 to                         Funds (3 funds) since June
                                              2004); Senior Managing Director                   2007.
                                              and Partner, Groupe Arnault
                                              S.A. (private investment firm)
                                              (1999 to 2002).
        -----------------------------------------------------------------------------------------------------------------------
        ROMAN L. WEIL     Indefinite;         V. Duane Rath Professor of             74         Director, Eclipse Funds Inc.
        5/22/40           Director and Audit  Accounting, Graduate School of                    (23 funds) since June 2007 and
                          Committee           Business, University of                           MainStay VP Series Fund, Inc.
                          Financial Expert    Chicago; President, Roman L.                      (24 portfolios) since 1994;
                          since June 2007     Weil Associates, Inc.                             Trustee, The MainStay Funds (21
                                              (consulting firm).                                funds) and Eclipse Funds (3
                                                                                                funds) since June 2007.
        -----------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER   Indefinite;         Retired. Managing Director of          74         Director, Eclipse Funds Inc.
        10/22/41          Director since      Salomon Brothers, Inc. (1971 to                   (23 funds) since June 2007 and
                          June 2007           1995).                                            MainStay VP Series Fund, Inc.
                                                                                                (24 portfolios) since 1997;
                                                                                                Trustee, The MainStay Funds (21
                                                                                                funds) and Eclipse Funds (3
                                                                                                funds) since June 2007;
                                                                                                Trustee, Direxion Funds (71
                                                                                                funds), and Direxion Insurance
                                                                                                Trust (45 funds) since March
                                                                                                2007.
        -----------------------------------------------------------------------------------------------------------------------

 54   MainStay Funds

                          POSITION(S) HELD
        NAME AND          WITH FUNDS AND     PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH     LENGTH OF SERVICE  DURING PAST 5 YEARS
        -------------------------------------------------------------------------------------------------
OFFICERS (WHO ARE NOT DIRECTORS)

        JACK R.           Treasurer and      Managing Director, New York Life Investment Management LLC
        BENINTENDE        Principal          (since June 2007); Treasurer and Principal Financial and
        5/12/64           Financial and      Accounting Officer, Eclipse Funds, Eclipse Funds, Inc., The
                          Accounting         MainStay Funds and MainStay VP Series Fund, Inc. (since June
                          Officer since      2007); Vice President, Prudential Investments (2000 to
                          June 2007          2007); Assistant Treasurer, JennisonDryden Family of Funds,
                                             Target Portfolio Trust, The Prudential Series Fund and
                                             American Skandia Trust (2006 to 2007); Treasurer and
                                             Principal Financial Officer, The Greater China Fund (2007).
        -------------------------------------------------------------------------------------------------
        STEPHEN P.        President since    Senior Managing Director and Chief Marketing Officer, New
        FISHER            March 2007         York Life Investment Management LLC (since 2005); President
        2/22/59                              and Chief Executive Officer, NYLIFE Distributors LLC (since
                                             2008); Chairman of the Board, NYLIM Service Company (since
                                             2008); Managing Director--Retail Marketing, New York Life
                                             Investment Management LLC (2003 to 2005); President, The
                                             MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds
                                             and Eclipse Funds, Inc. (since March 2007); Managing
                                             Director, UBS Global Asset Management (1999 to 2003).
        -------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--   Director, New York Life Investment Management LLC (since
        HARRINGTON        Administration     2000) (including predecessor advisory organizations);
        2/8/59            since 2006         Executive Vice President, New York Life Trust Company and
                                             New York Life Trust Company, FSB (since 2006); Vice
                                             President--Administration, Eclipse Funds, Eclipse Funds,
                                             Inc., MainStay VP Series Fund, Inc., and The MainStay Funds
                                             (since 2005).
        -------------------------------------------------------------------------------------------------
        ALISON H.         Senior Vice        Senior Managing Director and Chief Compliance Officer (since
        MICUCCI           President and      2006) and Managing Director and Chief Compliance Officer
        12/16/65          Chief Compliance   (2003 to 2006), New York Life Investment Management LLC and
                          Officer since      New York Life Investment Management Holdings LLC; Senior
                          2006               Managing Director, Compliance (since 2006) and Managing
                                             Director, Compliance (2003 to 2006), NYLIFE Distributors
                                             LLC; Chief Compliance Officer, NYLCAP Manager LLC; Senior
                                             Vice President and Chief Compliance Officer, The MainStay
                                             Funds and MainStay VP Series Fund, Inc. (since 2006),
                                             Eclipse Funds and Eclipse Funds, Inc. (since 2006); Vice
                                             President--Compliance, Eclipse Funds, Eclipse Funds, Inc.
                                             and The MainStay Funds (2004 to 2006); Deputy Chief
                                             Compliance Officer, New York Life Investment Management LLC
                                             (2002 to 2003); Vice President and Compliance Officer,
                                             Goldman Sachs Asset Management (1999 to 2002).
        -------------------------------------------------------------------------------------------------
        MARGUERITE E. H.  Chief Legal        Managing Director and Associate General Counsel, New York
        MORRISON          Officer since      Life Investment Management LLC (since 2004); Managing
        3/26/56           2008 and           Director and Secretary, NYLIFE Distributors LLC (since
                          Secretary since    2004); Secretary NYLIM Service Company (since 2008);
                          2006.              Assistant Secretary New York Life Investment Management
                                             Holdings LLC (since 2008); Secretary, Eclipse Funds, Eclipse
                                             Funds, Inc., The MainStay Funds, MainStay VP Series Fund,
                                             Inc. (since 2004); Chief Legal Officer--Mutual Funds and
                                             Vice President and Corporate Counsel, The Prudential
                                             Insurance Company of America (2000 to 2004).
        -------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     55

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay All Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Common Stock Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund(2)
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay Large Cap Opportunity Fund(2)
MainStay MAP Fund
MainStay Mid Cap Growth Fund
MainStay Mid Cap Opportunity Fund
MainStay Mid Cap Value Fund
MainStay S&P 500 Index Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Opportunity Fund
MainStay Small Cap Value Fund
MainStay Value Fund

INCOME FUNDS
MainStay 130/30 High Yield Fund(2)
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay Indexed Bond Fund
MainStay Institutional Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Manager Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Global High Income Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(3)
Chicago, Illinois

MACKAY SHIELDS LLC(3)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

MCMORGAN & COMPANY LLC(3)
San Francisco, California

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 1-800-MAINSTAY (1-800-624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. Offered only to residents of Connecticut, Maryland, New Jersey, and New York.
3. An affiliate of New York Life Investment Management LLC.

                         Not part of the Annual Report

                       This page intentionally left blank

                       This page intentionally left blank

(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)
------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.

NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

www.mainstayfunds.com                                           ICAP Funds, Inc.

(C) 2008 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-08850

NYLIM-AO12324         (RECYCLE LOGO)                     MS007-08   MSIC11-02/08

ITEM 2. CODE OF ETHICS.

      As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). The Code was amended during the period covered by the report to designate new individuals as the PEO and PFO; a copy of the amended Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors has determined that the Registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw and Roman L. Weil. Messrs. Latshaw and Weil are "independent" within the meaning of that term under the Investment Company Act of 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)    Audit Fees

The aggregate fees billed for the fiscal year ended December 31, 2007 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $75,000. The aggregate fees billed for the fiscal period ended December 31, 2006 for professional services rendered by KPMG or Ernst & Young LLP ("E&Y"), as applicable, for the audit of the Registrant's annual financial statements or services that were normally provided by KPMG or E&Y in connection with statutory and regulatory filings or engagements for that fiscal year were $77,150 by KPMG and $7,300 by E&Y.

(b)    Audit Related Fees

The aggregate fees billed for the fiscal year ended December 31, 2007 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $5,000. These audit-related services include review of financial highlights for the Registrant's registration statements and issuance of consents to use KPMG`s reports. The aggregate fees billed for the fiscal year ended December 31, 2006 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. The aggregate fees billed for the fiscal year ended December 31, 2006 for assurance and related services by E&Y that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $14,100.

(c)    Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $11,450 during the fiscal year ended December 31, 2007. The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $11,000 by KPMG during the fiscal year ended December 31, 2006. These services included preparation of and advice relating to federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)    All Other Fees

      The aggregate fees billed for the fiscal year ended December 31, 2007 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0. The aggregate fees billed for the fiscal year ended December 31, 2006 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)  Pre-Approval Policies and Procedures

      (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of
      (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

      (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were 0 hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributable to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended December 31, 2007 and December 31, 2006 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately $10,000 for the fiscal year ended December 31, 2007. The aggregate non-audit fees billed by KPMG or E&Y, as applicable, for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately $0 for the fiscal year ended December 31, 2006.

(h) The Registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Since the Registrant's last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS. INC.

By: /s/ Stephen P. Fisher
    ---------------------
    STEPHEN P. FISHER
    President and Principal Executive Officer
Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
    ---------------------
    STEPHEN P. FISHER
    President and Principal Executive Officer
Date: March 6, 2008

By: /s/ Jack R. Benintende
    ----------------------
    JACK R. BENINTENDE
    Treasurer and Principal Financial
    and Accounting Officer
Date: March 6, 2008

                                  EXHIBIT INDEX

(a) (1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.